(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 26 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Thermostat Fund - Classes A&C) Columbia Thermostat Fund	Class A		Class C
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Thermostat Fund - Classes A&C) Columbia Thermostat Fund		Class A	Class C
Management fees		0.10%	0.10%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%
Other expenses		0.38%	0.39%
Acquired fund fees and expenses		0.79%	0.79%
Total annual Fund operating expenses		1.52%	2.28%
Fee waivers and/or reimbursements	[1]	(0.23%)	(0.24%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements	[1][2]	1.29%	2.04%
[1]

Total annual Fund operating expenses include acquired fund (underlying Portfolio Fund) fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in Financial Highlights, which reflects only those expenses paid directly by the Fund.

[2]

Columbia Wanger Asset Management, LLC (the Adviser) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed the annual rate of 0.25% of the Fund's average daily net assets, through April 30, 2012. The figure shown here is the amount of expected waivers and/or reimbursements. This fee and expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Thermostat Fund (Columbia Thermostat Fund - Classes A&C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	699	1,006	1,336	2,265
Class C	307	689	1,198	2,597

Expense Example, No Redemption Columbia Thermostat Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Columbia Thermostat Fund - Classes A&C)	207	689	1,198	2,597

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing in other mutual funds. As a "fund of funds," under normal circumstances, the Fund allocates at least 95% of its net assets (stock/bond assets) among a selected group of stock and bond mutual funds (Portfolio Funds) according to the current level of Standard & Poor's (S&P) 500® Index. Generally, when the S&P 500® Index goes up in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), the Fund sells a portion of its stock funds and invests more in the bond funds and when the S&P 500® Index goes down in relation to the ranges, the Fund increases its investment in the stock funds. Under normal circumstances, the Fund may invest up to 5% of net assets plus any cash received that day in cash, high quality short-term paper and government securities.

Many asset allocation funds typically move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals, who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for the Fund are made according to a single predetermined rule. The temperature in your house is run by a single rule: your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because the Fund invests according to a pre-set program, there is no need for subjective day-to-day management. Although another successful asset allocation strategy might do better than the Fund, the Fund is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. The Fund takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. The Fund operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Adviser and the Fund's Board of Trustees. As described more fully below, the Adviser has the authority to review the structure and allocation ranges of the stock/bond allocation table and to make any changes considered appropriate.

The Adviser chooses the Portfolio Funds to provide participation in the major sectors of the stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. The Fund may be a good investment choice for you if you believe that the market may fluctuate in a trading range for many years, that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.

The Fund invests its stock/bond assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below.

Stock/Bond Allocation Table

	How the Fund will Invest the Stock/Bond Assets
Level of the S&P 500® Index	Stock Percentage	Bond Percentage
over 1750	10	90
over 1700-1750	15	85
over 1650-1700	20	80
over 1600-1650	25	75
over 1550-1600	30	70
over 1500-1550	35	65
over 1450-1500	40	60
over 1400-1450	45	55
over 1350-1400	50	50
over 1300-1350	55	45
over 1250-1300	60	40
over 1200-1250	65	35
over 1150-1200	70	30
over 1100-1150	75	25
over 1050-1100	80	20
over 1000-1050	85	15
1000 and under	90	10

When the S&P 500® Index moves into a new band on the table, the Fund promptly will rebalance the stock/bond mix to reflect the new S&P 500® Index price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the Fund's stock/bond mix, if the S&P 500® Index remains within the same band for a while, normal market fluctuations will change the values of the Fund's holdings of stock Portfolio Funds and bond Portfolio Funds. The Adviser will invest cash flows from sales (or redemptions) of Fund shares to bring the stock/bond mix back toward the allocation percentages for that S&P 500® In dex band. For example, if the S&P 500® Index is in the 1150-1200 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, the Adviser would invest new cash in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds). If the 31-day Rule is in effect, the Adviser will invest new cash at the stock/bond percentage allocation as of the latest rebalancing.

As an illustrative example, suppose the following:

Date	Level of the S&P 500® Index	How the Fund will invest the Stock/ Bond Assets

Nov. 1	We begin when the market is 1380	50% stocks, 50% bonds

Dec. 1	The S&P 500® goes to 1401	rebalance 45% stocks, 55% bonds

Dec. 6	The S&P 500® drops back to 1390	no reversal for 31 days

Jan. 2	The S&P 500® is at 1352	rebalance 50% stocks, 50% bonds

Jan. 20	The S&P 500® drops to 1349	rebalance 55% stocks, 45% bonds

The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.

Jan. 30	The S&P 500® goes up to 1355	no reversal for 31 days

Feb. 20	The S&P 500® is at 1360	rebalance 50% stocks, 50% bonds

The following table shows the seven stock Portfolio Funds and three bond Portfolio Funds that the Fund currently uses in its "fund of funds" structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. As described more fully below, the Adviser may substitute or add additional Portfolio Funds at any time, including funds introduced after the date of this prospectus. The allocation percentage within each stock/bond category is achieved by rebalancing the investments within the category whenever the S&P 500® Index moves into a new band on the allocation table, subject to the 31-day Rule described above. The Fund does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500® Index into a new band (or due to a change by the Adviser in the stock/bond allocation table to the Portfolio Funds or to the relative allocation among them). Until a subsequent rebalancing, the Fund's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among the Portfolio Funds in a manner that will reduce any deviation of the relative values of the Fund's holdings of the Funds from the allocation percentages shown below.

Allocation of Stock/Bond Assets Within Asset Classes

Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15
Columbia Acorn Select	Mid-cap growth	10
Columbia Marsico Growth Fund	Large-cap growth	15
Columbia Acorn International	Small/Mid-cap international growth	20
Columbia Dividend Income Fund	Large-cap value	20
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10
Columbia Contrarian Core Fund	Large-cap blend	10
Total		100

Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate-term bonds	50
Columbia Income Opportunities Fund	High-yield bonds	20
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	30
Total		100

The Adviser has the authority to review the Portfolio Funds and the relative stock/bond allocation percentages among them and to make any changes considered appropriate.

Each of the Portfolio Funds is currently managed by the Adviser or its affiliates. The Fund does not pay any sales load on its purchases of shares of the Portfolio Funds. On an annual basis, or on an "emergency" basis if necessary, the Adviser reviews the structure, allocation percentages and Portfolio Funds and makes any changes considered appropriate. The Adviser typically addresses the following questions:

  Should the stock/bond allocation table be revised (perhaps because the stock market has made a long-term move outside of the bands set forth above)?
  Should there be a change in the Portfolio Funds or should there be a change in the percentage allocations among the stock/bond funds (perhaps because of a change of portfolio managers, change of investment style, change in relative valuation or a reorganization of a Portfolio Fund)?

Any such changes by the Adviser are expected to be infrequent.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk -- The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk -- The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). In addition, because the expenses and costs of the underlying fund(s) are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the underlying fund(s). These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Adviser has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund's investments allocated to each underlying fund. If an underlying fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Portfolio Funds:

  Market Risk -- Market risk refers to the possibility that the market values of securities that a Portfolio Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio Fund. Accordingly, an investment in a Portfolio Fund could lose money over short or even long periods. The market values of the securities the Portfolio Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income a Portfolio Fund receives from it but will affect the value of the Portfolio Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. A Portfolio Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings. These securities tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments than higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Index Risk -- U.S. Treasury Index Fund's value will generally decline when the performance of its targeted index declines. Because U.S. Treasury Index Fund is designed to track an index before fees and expenses, U.S. Treasury Index Fund cannot purchase other securities that may help offset declines in its index. In addition, because U.S. Treasury Index Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, U.S. Treasury Index Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  U.S. Government Obligations Risk -- U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit a Portfolio Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Portfolio Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from a Portfolio Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio Fund's derivative positions at times when the Portfolio Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. A Portfolio Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Convertible Securities Risk -- Certain Portfolio Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. A Portfolio Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio Fund's return.

  Non-Diversified Mutual Fund Risk -- If a Portfolio Fund is classified as "non-diversified," that Portfolio Fund will generally invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the non-diversified Portfolio Fund could affect the overall value of the Portfolio Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a non-diversified Portfolio Fund's value will likely be more volatile than the value of more diversified funds. A Portfolio Fund that is classified as non-diversified may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  19.22%
Worst: 4th quarter 2008: -19.26%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the S&P 500® Index, the Fund's primary benchmark for equity securities, the Barclays Capital U.S. Aggregate Bond Index, the Fund's primary benchmark for debt securities, the Lipper Flexible Portfolio Funds Index and a 50/50 Blended Benchmark. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity. The Lipper Flexible Portfolio Funds Index is an equal-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper, and shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The 50/50 Blended Benchmark was established by the Adviser to show how the Fund's performance compares to an equally weighted custom composite of the Fund's primary equity and primary debt benchmarks, the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index, respectively. The percentage of the Fund's assets allocated to underlying stock and bond Portfolio Funds will vary, and accordingly the composition of the Fund's portfolio will not always reflect the composition of the 50/50 Blended Benchmark.

Average Annual Total Returns Columbia Thermostat Fund (Columbia Thermostat Fund - Classes A&C)	Inception Date	1 Year	5 Years	Life of Share Class/Life of Fund
Class A	Mar 3, 2003	10.54%	3.88%	7.06%
Class A After Taxes on Distributions		10.27%	2.68%	5.84%
Class A After Taxes on Distributions and Sales		7.13%	2.79%	5.58%
Class C	Mar 3, 2003	15.43%	4.33%	7.07%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	7.38%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		6.54%	5.80%	4.89%
Lipper Flexible Portfolio Funds Index (reflects no deductions for taxes)		12.91%	4.75%	8.22%
50-50 S&P 500/Barclays Capital U.S. Aggregate Bond (reflects no deductions for fees, expenses or taxes)		11.29%	4.44%	6.45%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Thermostat Fund	Class Z (Columbia Thermostat Fund - Class Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Thermostat Fund		Class Z (Columbia Thermostat Fund - Class Z)
Management fees		0.10%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses		0.27%
Acquired fund fees and expenses		0.79%
Total annual Fund operating expenses		1.16%
Fee waivers and/or reimbursements	[1]	(0.12%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements	[1][2]	1.04%
[1]

Total annual Fund operating expenses include acquired fund (underlying Portfolio Fund) fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in Financial Highlights, which reflects only those expenses paid directly by the Fund.

[2]

Columbia Wanger Asset Management, LLC (the Adviser) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed the annual rate of 0.25% of the Fund's average daily net assets, through April 30, 2012. The figure shown here is the amount of expected waivers and/or reimbursements. This fee and expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Thermostat Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia Thermostat Fund - Class Z)	106	357	627	1,398

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing in other mutual funds. As a "fund of funds," under normal circumstances, the Fund allocates at least 95% of its net assets (stock/bond assets) among a selected group of stock and bond mutual funds (Portfolio Funds) according to the current level of Standard & Poor's (S&P) 500® Index. Generally, when the S&P 500® Index goes up in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), the Fund sells a portion of its stock funds and invests more in the bond funds and when the S&P 500® Index goes down in relation to the ranges, the Fund increases its investment in the stock funds. Under normal circumstances, the Fund may invest up to 5% of net assets plus any cash received that day in cash, high quality short-term paper and government securities.

Many asset allocation funds typically move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals, who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for the Fund are made according to a single predetermined rule. The temperature in your house is run by a single rule: your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because the Fund invests according to a pre-set program, there is no need for subjective day-to-day management. Although another successful asset allocation strategy might do better than the Fund, the Fund is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. The Fund takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. The Fund operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Adviser and the Fund's Board of Trustees. As described more fully below, the Adviser has the authority to review the structure and allocation ranges of the stock/bond allocation table and to make any changes considered appropriate.

The Adviser chooses the Portfolio Funds to provide participation in the major sectors of the stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. The Fund may be a good investment choice for you if you believe that the market may fluctuate in a trading range for many years, that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.

The Fund invests its stock/bond assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below.

Stock/Bond Allocation Table

	How the Fund will Invest the Stock/Bond Assets
Level of the S&P 500® Index	Stock Percentage	Bond Percentage
over 1750	10	90
over 1700-1750	15	85
over 1650-1700	20	80
over 1600-1650	25	75
over 1550-1600	30	70
over 1500-1550	35	65
over 1450-1500	40	60
over 1400-1450	45	55
over 1350-1400	50	50
over 1300-1350	55	45
over 1250-1300	60	40
over 1200-1250	65	35
over 1150-1200	70	30
over 1100-1150	75	25
over 1050-1100	80	20
over 1000-1050	85	15
1000 and under	90	10

When the S&P 500® Index moves into a new band on the table, the Fund promptly will rebalance the stock/bond mix to reflect the new S&P 500® Index price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the Fund's stock/bond mix, if the S&P 500® Index remains within the same band for a while, normal market fluctuations will change the values of the Fund's holdings of stock Portfolio Funds and bond Portfolio Funds. The Adviser will invest cash flows from sales (or redemptions) of Fund shares to bring the stock/bond mix back toward the allocation percentages for that S&P 500® In dex band. For example, if the S&P 500® Index is in the 1150-1200 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, the Adviser would invest new cash in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds). If the 31-day Rule is in effect, the Adviser will invest new cash at the stock/bond percentage allocation as of the latest rebalancing.

As an illustrative example, suppose the following:

Date	Level of the S&P 500® Index	How the Fund will invest the Stock/ Bond Assets

Nov. 1	We begin when the market is 1380	50% stocks, 50% bonds

Dec. 1	The S&P 500® goes to 1401	rebalance 45% stocks, 55% bonds

Dec. 6	The S&P 500® drops back to 1390	no reversal for 31 days

Jan. 2	The S&P 500® is at 1352	rebalance 50% stocks, 50% bonds

Jan. 20	The S&P 500® drops to 1349	rebalance 55% stocks, 45% bonds

The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.

Jan. 30	The S&P 500® goes up to 1355	no reversal for 31 days

Feb. 20	The S&P 500® is at 1360	rebalance 50% stocks, 50% bonds

The following table shows the seven stock Portfolio Funds and three bond Portfolio Funds that the Fund currently uses in its "fund of funds" structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. As described more fully below, the Adviser may substitute or add additional Portfolio Funds at any time, including funds introduced after the date of this prospectus. The allocation percentage within each stock/bond category is achieved by rebalancing the investments within the category whenever the S&P 500® Index moves into a new band on the allocation table, subject to the 31-day Rule described above. The Fund does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500® Index into a new band (or due to a change by the Adviser in the stock/bond allocation table to the Portfolio Funds or to the relative allocation among them). Until a subsequent rebalancing, the Fund's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among the Portfolio Funds in a manner that will reduce any deviation of the relative values of the Fund's holdings of the Funds from the allocation percentages shown below.

Allocation of Stock/Bond Assets Within Asset Classes

Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15
Columbia Acorn Select	Mid-cap growth	10
Columbia Marsico Growth Fund	Large-cap growth	15
Columbia Acorn International	Small/Mid-cap international growth	20
Columbia Dividend Income Fund	Large-cap value	20
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10
Columbia Contrarian Core Fund	Large-cap blend	10
Total		100

Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate-term bonds	50
Columbia Income Opportunities Fund	High-yield bonds	20
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	30
Total		100

The Adviser has the authority to review the Portfolio Funds and the relative stock/bond allocation percentages among them and to make any changes considered appropriate.

Each of the Portfolio Funds is currently managed by the Adviser or its affiliates. The Fund does not pay any sales load on its purchases of shares of the Portfolio Funds. On an annual basis, or on an "emergency" basis if necessary, the Adviser reviews the structure, allocation percentages and Portfolio Funds and makes any changes considered appropriate. The Adviser typically addresses the following questions:

  Should the stock/bond allocation table be revised (perhaps because the stock market has made a long-term move outside of the bands set forth above)?
  Should there be a change in the Portfolio Funds or should there be a change in the percentage allocations among the stock/bond funds (perhaps because of a change of portfolio managers, change of investment style, change in relative valuation or a reorganization of a Portfolio Fund)?

Any such changes by the Adviser are expected to be infrequent.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk -- The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk -- The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). In addition, because the expenses and costs of the underlying fund(s) are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the underlying fund(s). These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Adviser has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund's investments allocated to each underlying fund. If an underlying fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Portfolio Funds:

  Market Risk -- Market risk refers to the possibility that the market values of securities that a Portfolio Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio Fund. Accordingly, an investment in a Portfolio Fund could lose money over short or even long periods. The market values of the securities the Portfolio Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income a Portfolio Fund receives from it but will affect the value of the Portfolio Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. A Portfolio Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings. These securities tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments than higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Index Risk -- U.S. Treasury Index Fund's value will generally decline when the performance of its targeted index declines. Because U.S. Treasury Index Fund is designed to track an index before fees and expenses, U.S. Treasury Index Fund cannot purchase other securities that may help offset declines in its index. In addition, because U.S. Treasury Index Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, U.S. Treasury Index Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  U.S. Government Obligations Risk -- U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit a Portfolio Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Portfolio Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from a Portfolio Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio Fund's derivative positions at times when the Portfolio Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. A Portfolio Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Convertible Securities Risk -- Certain Portfolio Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. A Portfolio Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio Fund's return.

  Non-Diversified Mutual Fund Risk -- If a Portfolio Fund is classified as "non-diversified," that Portfolio Fund will generally invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the non-diversified Portfolio Fund could affect the overall value of the Portfolio Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a non-diversified Portfolio Fund's value will likely be more volatile than the value of more diversified funds. A Portfolio Fund that is classified as non-diversified may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[2]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:   19.33%
Worst: 4th quarter 2008:  -19.26%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the S&P 500® Index, the Fund's primary benchmark for equity securities, the Barclays Capital U.S. Aggregate Bond Index, the Fund's primary benchmark for debt securities, the Lipper Flexible Portfolio Funds Index and a 50/50 Blended Benchmark. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity. The Lipper Flexible Portfolio Funds Index is an equal-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper, and shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The 50/50 Blended Benchmark was established by the Adviser to show how the Fund's performance compares to an equally weighted custom composite of the Fund's primary equity and primary debt benchmarks, the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index, respectively. The percentage of the Fund's assets allocated to underlying stock and bond Portfolio Funds will vary, and accordingly the composition of the Fund's portfolio will not always reflect the composition of the 50/50 Blended Benchmark.

Average Annual Total Returns Columbia Thermostat Fund (Columbia Thermostat Fund - Class Z)	1 Year	5 Years	Life of Share Class/Life of Fund
Class Z	17.58%	5.38%	7.84%
Class Z After Taxes on Distributions	17.22%	4.04%	6.57%
Class Z After Taxes on Distributions and Sales	11.82%	4.01%	6.26%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	7.44%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.03%
Lipper Flexible Portfolio Funds (reflects no deductions for taxes)	12.91%	4.75%	8.15%
50-50 S&P 500/Barclays Capital U.S. Aggregate Bond (reflects no deductions for fees, expenses or taxes)	11.29%	4.44%	6.56%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Thermostat Fund		Class B (Columbia Thermostat Fund - Class B)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	[1]	5.00%
[1]	This charge decreases over time. See About Class B Shares - Sales Charges and Commissions for details.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Thermostat Fund		Class B (Columbia Thermostat Fund - Class B)
Management fees		0.10%
Distribution and/or service (Rule 12b-1) fees		0.75%
Other expenses		0.43%
Acquired fund fees and expenses		0.79%
Total annual Fund operating expenses		2.07%
Fee waivers and/or reimbursements	[1]	(0.28%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements	[1][2]	1.79%
[1]

Total annual Fund operating expenses include acquired fund (underlying Portfolio Fund) fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in Financial Highlights, which reflects only those expenses paid directly by the Fund.

[2]

Columbia Wanger Asset Management, LLC (the Adviser) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed the annual rate of 0.25% of the Fund's average daily net assets, through April 30, 2012. The figure shown here is the amount of expected waivers and/or reimbursements. This fee and expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Thermostat Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Thermostat Fund - Class B)	682	922	1,288	2,237

Expense Example, No Redemption Columbia Thermostat Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Thermostat Fund - Class B)	182	622	1,088	2,237

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing in other mutual funds. As a "fund of funds," under normal circumstances, the Fund allocates at least 95% of its net assets (stock/bond assets) among a selected group of stock and bond mutual funds (Portfolio Funds) according to the current level of Standard & Poor's (S&P) 500® Index. Generally, when the S&P 500® Index goes up in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), the Fund sells a portion of its stock funds and invests more in the bond funds and when the S&P 500® Index goes down in relation to the ranges, the Fund increases its investment in the stock funds. Under normal circumstances, the Fund may invest up to 5% of net assets plus any cash received that day in cash, high quality short-term paper and government securities.

Many asset allocation funds typically move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals, who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for the Fund are made according to a single predetermined rule. The temperature in your house is run by a single rule: your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because the Fund invests according to a pre-set program, there is no need for subjective day-to-day management. Although another successful asset allocation strategy might do better than the Fund, the Fund is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. The Fund takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. The Fund operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Adviser and the Fund's Board of Trustees. As described more fully below, the Adviser has the authority to review the structure and allocation ranges of the stock/bond allocation table and to make any changes considered appropriate.

The Adviser chooses the Portfolio Funds to provide participation in the major sectors of the stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. The Fund may be a good investment choice for you if you believe that the market may fluctuate in a trading range for many years, that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.

The Fund invests its stock/bond assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below.

Stock/Bond Allocation Table

	How the Fund will Invest the Stock/Bond Assets
Level of the S&P 500® Index	Stock Percentage	Bond Percentage
over 1750	10	90
over 1700-1750	15	85
over 1650-1700	20	80
over 1600-1650	25	75
over 1550-1600	30	70
over 1500-1550	35	65
over 1450-1500	40	60
over 1400-1450	45	55
over 1350-1400	50	50
over 1300-1350	55	45
over 1250-1300	60	40
over 1200-1250	65	35
over 1150-1200	70	30
over 1100-1150	75	25
over 1050-1100	80	20
over 1000-1050	85	15
1000 and under	90	10

When the S&P 500® Index moves into a new band on the table, the Fund promptly will rebalance the stock/bond mix to reflect the new S&P 500® Index price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the Fund's stock/bond mix, if the S&P 500® Index remains within the same band for a while, normal market fluctuations will change the values of the Fund's holdings of stock Portfolio Funds and bond Portfolio Funds. The Adviser will invest cash flows from sales (or redemptions) of Fund shares to bring the stock/bond mix back toward the allocation percentages for that S&P 500® In dex band. For example, if the S&P 500® Index is in the 1150-1200 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, the Adviser would invest new cash in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds). If the 31-day Rule is in effect, the Adviser will invest new cash at the stock/bond percentage allocation as of the latest rebalancing.

As an illustrative example, suppose the following:

Date	Level of the S&P 500® Index	How the Fund will invest the Stock/ Bond Assets

Nov. 1	We begin when the market is 1380	50% stocks, 50% bonds

Dec. 1	The S&P 500® goes to 1401	rebalance 45% stocks, 55% bonds

Dec. 6	The S&P 500® drops back to 1390	no reversal for 31 days

Jan. 2	The S&P 500® is at 1352	rebalance 50% stocks, 50% bonds

Jan. 20	The S&P 500® drops to 1349	rebalance 55% stocks, 45% bonds

The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.

Jan. 30	The S&P 500® goes up to 1355	no reversal for 31 days

Feb. 20	The S&P 500® is at 1360	rebalance 50% stocks, 50% bonds

The following table shows the seven stock Portfolio Funds and three bond Portfolio Funds that the Fund currently uses in its "fund of funds" structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. As described more fully below, the Adviser may substitute or add additional Portfolio Funds at any time, including funds introduced after the date of this prospectus. The allocation percentage within each stock/bond category is achieved by rebalancing the investments within the category whenever the S&P 500® Index moves into a new band on the allocation table, subject to the 31-day Rule described above. The Fund does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500® Index into a new band (or due to a change by the Adviser in the stock/bond allocation table to the Portfolio Funds or to the relative allocation among them). Until a subsequent rebalancing, the Fund's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among the Portfolio Funds in a manner that will reduce any deviation of the relative values of the Fund's holdings of the Funds from the allocation percentages shown below.

Allocation of Stock/Bond Assets Within Asset Classes

Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15
Columbia Acorn Select	Mid-cap growth	10
Columbia Marsico Growth Fund	Large-cap growth	15
Columbia Acorn International	Small/Mid-cap international growth	20
Columbia Dividend Income Fund	Large-cap value	20
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10
Columbia Contrarian Core Fund	Large-cap blend	10
Total		100

Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate-term bonds	50
Columbia Income Opportunities Fund	High-yield bonds	20
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	30
Total		100

The Adviser has the authority to review the Portfolio Funds and the relative stock/bond allocation percentages among them and to make any changes considered appropriate.

Each of the Portfolio Funds is currently managed by the Adviser or its affiliates. The Fund does not pay any sales load on its purchases of shares of the Portfolio Funds. On an annual basis, or on an "emergency" basis if necessary, the Adviser reviews the structure, allocation percentages and Portfolio Funds and makes any changes considered appropriate. The Adviser typically addresses the following questions:

  Should the stock/bond allocation table be revised (perhaps because the stock market has made a long-term move outside of the bands set forth above)?
  Should there be a change in the Portfolio Funds or should there be a change in the percentage allocations among the stock/bond funds (perhaps because of a change of portfolio managers, change of investment style, change in relative valuation or a reorganization of a Portfolio Fund)?

Any such changes by the Adviser are expected to be infrequent.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk -- The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk -- The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). In addition, because the expenses and costs of the underlying fund(s) are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the underlying fund(s). These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Adviser has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund's investments allocated to each underlying fund. If an underlying fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Portfolio Funds:

  Market Risk -- Market risk refers to the possibility that the market values of securities that a Portfolio Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio Fund. Accordingly, an investment in a Portfolio Fund could lose money over short or even long periods. The market values of the securities the Portfolio Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income a Portfolio Fund receives from it but will affect the value of the Portfolio Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. A Portfolio Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings. These securities tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments than higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Index Risk -- U.S. Treasury Index Fund's value will generally decline when the performance of its targeted index declines. Because U.S. Treasury Index Fund is designed to track an index before fees and expenses, U.S. Treasury Index Fund cannot purchase other securities that may help offset declines in its index. In addition, because U.S. Treasury Index Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, U.S. Treasury Index Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  U.S. Government Obligations Risk -- U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit a Portfolio Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Portfolio Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from a Portfolio Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio Fund's derivative positions at times when the Portfolio Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. A Portfolio Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Convertible Securities Risk -- Certain Portfolio Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. A Portfolio Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio Fund's return.

  Non-Diversified Mutual Fund Risk -- If a Portfolio Fund is classified as "non-diversified," that Portfolio Fund will generally invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the non-diversified Portfolio Fund could affect the overall value of the Portfolio Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a non-diversified Portfolio Fund's value will likely be more volatile than the value of more diversified funds. A Portfolio Fund that is classified as non-diversified may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[3]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  19.07%
Worst: 4th quarter 2008: -19.47%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the S&P 500® Index, the Fund's primary benchmark for equity securities, the Barclays Capital U.S. Aggregate Bond Index, the Fund's primary benchmark for debt securities, the Lipper Flexible Portfolio Funds Index and a 50/50 Blended Benchmark. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity. The Lipper Flexible Portfolio Funds Index is an equal-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper, and shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The 50/50 Blended Benchmark was established by the Adviser to show how the Fund's performance compares to an equally weighted custom composite of the Fund's primary equity and primary debt benchmarks, the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index, respectively. The percentage of the Fund's assets allocated to underlying stock and bond Portfolio Funds will vary, and accordingly the composition of the Fund's portfolio will not always reflect the composition of the 50/50 Blended Benchmark.

Average Annual Total Returns Columbia Thermostat Fund (Columbia Thermostat Fund - Class B)	Inception Date	1 Year	5 Years	Life of Share Class/Life of Fund
Class B	Mar 3, 2003	11.64%	4.23%	7.26%
Class B After Taxes on Distributions		11.49%	3.16%	6.21%
Class B After Taxes on Distributions and Sales		7.72%	3.16%	5.87%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	7.38%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		6.54%	5.80%	4.89%
Lipper Flexible Portfolio Funds Index (reflects no deductions for taxes)		12.91%	4.75%	8.22%
50-50 S&P 500/Barclays Capital U.S. Aggregate Bond (reflects no deductions for fees, expenses or taxes)		11.29%	4.44%	6.45%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Acorn International - Classes A,C,I,R & R5) Columbia Acorn International	Class A		Class C		Class I	Class R	Class R5
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Acorn International - Classes A,C,I,R & R5) Columbia Acorn International	Class A	Class C	Class I	Class R	Class R5
Management fees	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	none	0.50%	none
Other expenses	0.33%	0.34%	0.16%	0.33%	0.21%
Total annual Fund operating expenses	1.35%	2.11%	0.93%	1.60%	0.98%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C, Class I, Class R or Class R5 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn International (Columbia Acorn International - Classes A,C,I,R & R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	705	978	1,272	2,105
Class C	314	661	1,134	2,441
Class I	95	296	515	1,143
Class R	163	505	871	1,900
Class R5	100	312	542	1,201

Expense Example, No Redemption Columbia Acorn International (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Columbia Acorn International - Classes A,C,I,R & R5)	214	661	1,134	2,441

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R and Class R5 shares have not commenced operations as of the date of this prospectus. Therefore performance information for these classes is not yet available. The average annual total return table includes the returns of Class A shares without deduction of applicable sales charges and the returns of Class Z shares, which are not offered in this prospectus. Class R shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges) and Class R5 shares would have annual returns substantially similar to those of Class Z shares, because each of the Fund's share classes is invested in the same portfolio of securities, and the returns of the share classes would differ only to the extent that their expenses differ. The returns shown for Class Z shares and Class A shares have not been adjusted to reflect any differences in expenses between Class R5 shares and Class Z shares or between Class R shares and Class A shares, respectively. If differences in expenses were reflected, the performance for Class R shares would be lower than the performance shown for Class A shares because Class R shares have higher expenses. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[4]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  33.20%
Worst: 3rd quarter 2008: -23.79%

Average Annual Total Return as of December 31, 2010

The Fund's returns are compared to the Standard & Poor's (S&P) Global Ex-U.S. Between  $500 Million and  $5 Billion® Index, the Fund's primary benchmark, the S&P Global Ex-U.S. SmallCap® Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Global Ex-U.S. Between  $500 Million and  $5 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid- and small-cap developed and emerging markets, excluding the United States. The S&P Global Ex-U.S. SmallCap® Index is an unmanaged index consisting of the bottom 20% of institutionally investable capital of developed and emerging countries, outside the United States. The performance of the S&P Global Ex-U.S. Small Cap® Index is provided to show how the Fund's performance compares to foreign market performance with a similar geographic distribution and wider market cap range than the Fund's primary benchmark. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Class Z shares - returns before taxes
 1 Year       5 Years      10 Years
 22.70%       9.60%         9.33%

Average Annual Total Returns Columbia Acorn International (Columbia Acorn International - Classes A,C,I,R & R5)	Inception Date	1 Year	5 Years	10 Years	Life of Share Class/Life of Fund
Class A Returns before taxes (without sales charges)		22.23%	9.22%	8.88%
Class A		15.21%	7.94%	8.24%
Class A After Taxes on Distributions		15.03%	7.27%	7.81%
Class A After Taxes on Distributions and Sales		10.40%	6.86%	7.28%
Class C		20.34%	8.38%	8.09%
Class I	Sep 27, 2010				9.50%
S&P Global Ex-U.S. Between $500 Million and $5 Billion Index (reflects no deductions for fees, expenses or taxes)		24.36%	8.19%	11.75%
S&P Global Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)		22.95%	7.29%	10.69%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		7.75%	2.46%	3.50%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Acorn International - Class Z) | Columbia Acorn International
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn International	Class Z (Columbia Acorn International - Class Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn International	Class Z (Columbia Acorn International - Class Z)
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%
Total annual Fund operating expenses	0.98%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn International (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia Acorn International - Class Z)	100	312	542	1,201

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[5]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  33.30%
Worst: 3rd quarter 2008: -23.68%

Average Annual Total Return as of December 31, 2010

The Fund's returns are compared to the Standard & Poor's (S&P) Global Ex-U.S. Between  $500 Million and  $5 Billion® Index, the Fund's primary benchmark, the S&P Global Ex-U.S. SmallCap® Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Global Ex-U.S. Between  $500 Million and  $5 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid- and small-cap developed and emerging markets, excluding the United States. The S&P Global Ex-U.S. SmallCap® Index is an unmanaged index consisting of the bottom 20% of institutionally investable capital of developed and emerging countries, outside the United States. The performance of the S&P Global Ex-U.S. Small Cap® Index is provided to show how the Fund's performance compares to foreign market performance w ith a similar geographic distribution and wider market cap range than the Fund's primary benchmark. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Average Annual Total Returns Columbia Acorn International (Columbia Acorn International - Class Z)	1 Year	5 Years	10 Years
Class Z	22.70%	9.60%	9.33%
Class Z After Taxes on Distributions	22.40%	8.84%	8.81%
Class Z After Taxes on Distributions and Sales	15.42%	8.31%	8.24%
S&P Global Ex-U.S. Between $500 Million and $5 Billion Index (reflects no deductions for fees, expenses or taxes)	24.36%	8.19%	11.75%
S&P Global Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)	22.95%	7.29%	10.69%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	7.75%	2.46%	3.50%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn International - Class B) | Columbia Acorn International
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn International		Class B (Columbia Acorn International - Class B)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	5.00%
[1]	This charge decreases over time. See About Class B Shares - Sales Charges and Commissions for details.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn International	Class B (Columbia Acorn International - Class B)
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.44%
Total annual Fund operating expenses	1.96%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn International (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn International - Class B)	699	915	1,257	2,128

Expense Example, No Redemption Columbia Acorn International (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn International - Class B)	199	615	1,057	2,128

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[6]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  32.92%
Worst: 3rd quarter 2008: -23.87%

Average Annual Total Return as of December 31, 2010

The Fund's returns are compared to the Standard & Poor's (S&P) Global Ex-U.S. Between  $500 Million and  $5 Billion® Index, the Fund's primary benchmark, the S&P Global Ex-U.S. SmallCap® Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Global Ex-U.S. Between  $500 Million and  $5 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid- and small-cap developed and emerging markets, excluding the United States. The S&P Global Ex-U.S. SmallCap® Index is an unmanaged index consisting of the bottom 20% of institutionally investable capital of developed and emerging countries, outside the United States. The performance of the S&P Global Ex-U.S. Small Cap® Index is provided to show how the Fund's performance compares to foreign market performance w ith a similar geographic distribution and wider market cap range than the Fund's primary benchmark. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Average Annual Total Returns Columbia Acorn International (Columbia Acorn International - Class B)	1 Year	5 Years	10 Years
Class B	16.49%	8.25%	8.17%
Class B After Taxes on Distributions	16.51%	7.65%	7.83%
Class B After Taxes on Distributions and Sales	11.07%	7.18%	7.27%
S&P Global Ex-U.S. Between $500 Million and $5 Billion Index (reflects no deductions for fees, expenses or taxes)	24.36%	8.19%	11.75%
S&P Global Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)	22.95%	7.29%	10.69%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	7.75%	2.46%	3.50%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 14 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Acorn USA - Classes A,C & I) Columbia Acorn USA	Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Acorn USA - Classes A,C & I) Columbia Acorn USA	Class A	Class C	Class I
Management fees	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	none
Other expenses	0.19%	0.22%	0.09%
Total annual Fund operating expenses	1.30%	2.08%	0.95%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn USA (Columbia Acorn USA - Classes A,C & I) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	700	963	1,247	2,053
Class C	311	652	1,119	2,410
Class I	97	303	525	1,166

Expense Example, No Redemption Columbia Acorn USA (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Columbia Acorn USA - Classes A,C & I)	211	652	1,119	2,410

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[7]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:  23.37%
Worst: 4th quarter 2008: -27.99%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Average Annual Total Returns Columbia Acorn USA (Columbia Acorn USA - Classes A,C & I)	Inception Date	1 Year	5 Years	10 Years	Life of Share Class/Life of Fund
Class A		15.72%	1.97%	7.69%
Class A After Taxes on Distributions		15.72%	1.61%	7.39%
Class A After Taxes on Distributions and Sales		10.22%	1.66%	6.78%
Class C		20.83%	2.38%	7.54%
Class I	Sep 27, 2010				17.82%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		26.85%	4.47%	6.33%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Acorn USA - Class B) | Columbia Acorn USA
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn USA		Class B (Columbia Acorn USA - Class B)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	[1]	5.00%
[1]	This charge decreases over time. See About Class B Shares - Sales Charges and Commissions for details.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn USA	Class B (Columbia Acorn USA - Class B)
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.37%
Total annual Fund operating expenses	1.98%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn USA (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn USA - Class B)	701	921	1,268	2,131

Expense Example, No Redemption Columbia Acorn USA (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn USA - Class B)	201	621	1,068	2,131

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[8]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:  23.15%
Worst: 4th quarter 2008: -28.08%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Average Annual Total Returns Columbia Acorn USA (Columbia Acorn USA - Class B)	1 Year	5 Years	10 Years
Class B	16.96%	2.16%	7.62%
Class B After Taxes on Distributions	16.96%	1.77%	7.31%
Class B After Taxes on Distributions and Sales	11.03%	1.83%	6.72%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn USA - Class Z) | Columbia Acorn USA
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn USA	Class Z (Columbia Acorn USA - Class Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn USA	Class Z (Columbia Acorn USA - Class Z)
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.15%
Total annual Fund operating expenses	1.01%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn USA (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia Acorn USA - Class Z)	103	322	558	1,236

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[9]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:  23.55%
Worst: 4th quarter 2008: -27.96%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Average Annual Total Returns Columbia Acorn USA (Columbia Acorn USA - Class Z)	1 Year	5 Years	10 Years
Class Z	23.16%	3.48%	8.74%
Class Z After Taxes on Distributions	23.16%	3.12%	8.42%
Class Z After Taxes on Distributions and Sales	15.05%	2.96%	7.72%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn International Select - Class B) | Columbia Acorn International Select
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn International Select		Class B (Columbia Acorn International Select - Class B)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	[1]	5.00%
[1]	This charge decreases over time. See About Class B Shares - Sales Charges and Commissions for details.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn International Select	Class B (Columbia Acorn International Select - Class B)
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.55%
Total annual Fund operating expenses	2.24%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn International Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn International Select - Class B)	727	1,000	1,400	2,404

Expense Example, No Redemption Columbia Acorn International Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn International Select - Class B)	227	700	1,200	2,404

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $25 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $25 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $25 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $25 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[10]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  23.09%
Worst: 3rd quarter 2008: -24.96%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index, the Fund's primary benchmark, and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid-cap developed market excluding the United States. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Average Annual Total Returns Columbia Acorn International Select (Columbia Acorn International Select - Class B)	1 Year	5 Years	10 Years
Class B	15.63%	7.67%	5.57%
Class B After Taxes on Distributions	15.60%	7.45%	5.48%
Class B After Taxes on Distributions and Sales	10.42%	6.71%	4.95%
S&P Developed Ex-U.S. Between $2 Billion and $10 Billion Index (reflects no deductions for fees, expenses or taxes)	20.16%	4.95%	8.22%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	7.75%	2.46%	3.50%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Acorn International Select - Classes A,C & I) Columbia Acorn International Select	Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Acorn International Select - Classes A,C & I) Columbia Acorn International Select	Class A	Class C	Class I
Management fees	0.94%	0.94%	0.94%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	none
Other expenses	0.37%	0.42%	0.19%
Total annual Fund operating expenses	1.56%	2.36%	1.13%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn International Select (Columbia Acorn International Select - Classes A,C & I) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	725	1,039	1,376	2,325
Class C	339	736	1,260	2,696
Class I	115	359	622	1,375

Expense Example, No Redemption Columbia Acorn International Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Columbia Acorn International Select - Classes A,C & I)	239	736	1,260	2,696

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $25 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $25 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $25 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $25 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[11]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  23.32%
Worst: 3rd quarter 2008: -24.85%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index, the Fund's primary benchmark, and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid-cap developed market excluding the United States. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Average Annual Total Returns Columbia Acorn International Select (Columbia Acorn International Select - Classes A,C & I)	Inception Date	1 Year	5 Years	10 Years	Life of Share Class/Life of Fund
Class A		14.43%	7.40%	5.66%
Class A After Taxes on Distributions		14.31%	7.14%	5.53%
Class A After Taxes on Distributions and Sales		9.71%	6.46%	5.01%
Class C		19.45%	7.81%	5.49%
Class I	Sep 27, 2010				8.50%
S&P Developed Ex-U.S. Between $2 Billion and $10 Billion Index (reflects no deductions for fees, expenses or taxes)		20.16%	4.95%	8.22%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		7.75%	2.46%	3.50%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn International Select	Class Z (Columbia Acorn International Select - Class Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn International Select	Class Z (Columbia Acorn International Select - Class Z)
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%
Total annual Fund operating expenses	1.16%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn International Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia Acorn International Select - Class Z)	118	368	638	1,409

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $25 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $25 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $25 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $25 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[12]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  23.44%
Worst: 3rd quarter 2008: -24.76%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index, the Fund's primary benchmark, and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid-cap developed market excluding the United States. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Average Annual Total Returns Columbia Acorn International Select (Columbia Acorn International Select - Class Z)	1 Year	5 Years	10 Years
Class Z	21.89%	9.04%	6.63%
Class Z After Taxes on Distributions	21.70%	8.72%	6.47%
Class Z After Taxes on Distributions and Sales	14.62%	7.89%	5.87%
S&P Developed Ex-U.S. Between $2 Billion and $10 Billion Index (reflects no deductions for fees, expenses or taxes)	20.16%	4.95%	8.22%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	7.75%	2.46%	3.50%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Acorn Select - Classes A,C & I) Columbia Acorn Select	Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Acorn Select - Classes A,C & I) Columbia Acorn Select	Class A	Class C	Class I
Management fees	0.82%	0.82%	0.82%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	none
Other expenses	0.21%	0.26%	0.10%
Total annual Fund operating expenses	1.28%	2.08%	0.92%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn Select (Columbia Acorn Select - Classes A,C & I) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	698	958	1,237	2,031
Class C	311	652	1,119	2,410
Class I	94	293	509	1,131

Expense Example, No Redemption Columbia Acorn Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Columbia Acorn Select - Classes A,C & I)	211	652	1,119	2,410

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under  $20 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $20 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions , particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[13]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  28.01%
Worst: 4th quarter 2008: -30.17%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) MidCap 400® Index, the Fund's primary benchmark, and the S&P 500® Index. The S&P MidCap 400® Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in companies with market capitalizations under  $20 billion at the time of investment, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index.

Average Annual Total Returns Columbia Acorn Select (Columbia Acorn Select - Classes A,C & I)	Inception Date	1 Year	5 Years	10 Years	Life of Share Class/Life of Fund
Class A		15.45%	4.73%	7.80%
Class A After Taxes on Distributions		15.45%	4.50%	7.59%
Class A After Taxes on Distributions and Sales		10.04%	4.06%	6.87%
Class C		20.55%	5.12%	7.62%
Class I	Sep 27, 2010				16.17%
S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)		26.64%	5.73%	7.16%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Acorn Select - Class B) | Columbia Acorn Select
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn Select		Class B (Columbia Acorn Select - Class B)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	[1]	5.00%
[1]	This charge decreases over time. See About Class B Shares - Sales Charges and Commissions for details.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn Select	Class B (Columbia Acorn Select - Class B)
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.36%
Total annual Fund operating expenses	1.93%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn Select - Class B)	696	906	1,242	2,085

Expense Example, No Redemption Columbia Acorn Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn Select - Class B)	196	606	1,042	2,085

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under  $20 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $20 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions , particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[14]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  27.78%
Worst: 4th quarter 2008: -30.26%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) MidCap 400® Index, the Fund's primary benchmark, and the S&P 500® Index. The S&P MidCap 400® Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in companies with market capitalizations under  $20 billion at the time of investment, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index.

Average Annual Total Returns Columbia Acorn Select (Columbia Acorn Select - Class B)	1 Year	5 Years	10 Years
Class B	16.72%	4.96%	7.71%
Class B After Taxes on Distributions	16.72%	4.72%	7.50%
Class B After Taxes on Distributions and Sales	10.87%	4.26%	6.80%
S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)	26.64%	5.73%	7.16%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn Select - Class Z) | Columbia Acorn Select
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn Select	Class Z (Columbia Acorn Select - Class Z)
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn Select	Class Z (Columbia Acorn Select - Class Z)
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.15%
Total annual Fund operating expenses	0.97%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia Acorn Select - Class Z)	99	309	536	1,190

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under  $20 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $20 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions , particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[15]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  28.11%
Worst: 4th quarter 2008: -30.14%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) MidCap 400® Index, the Fund's primary benchmark, and the S&P 500® Index. The S&P MidCap 400® Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in companies with market capitalizations under  $20 billion at the time of investment, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index.

Average Annual Total Returns Columbia Acorn Select (Columbia Acorn Select - Class Z)	1 Year	5 Years	10 Years
Class Z	22.88%	6.28%	8.79%
Class Z After Taxes on Distributions	22.88%	6.05%	8.57%
Class Z After Taxes on Distributions and Sales	14.87%	5.41%	7.78%
S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)	26.64%	5.73%	7.16%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Acorn Fund - Classes A,C & I) Columbia Acorn Fund	Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Acorn Fund - Classes A,C & I) Columbia Acorn Fund	Class A	Class C	Class I
Management fees	0.64%	0.64%	0.64%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	none
Other expenses	0.18%	0.21%	0.08%
Total annual Fund operating expenses	1.07%	1.85%	0.72%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn Fund (Columbia Acorn Fund - Classes A,C & I) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	678	896	1,131	1,806
Class C	288	582	1,001	2,169
Class I	74	230	401	894

Expense Example, No Redemption Columbia Acorn Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Columbia Acorn Fund - Classes A,C & I)	188	582	1,001	2,169

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[16]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  20.87%
Worst: 4th quarter 2008: -25.19%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2500 Index, the Fund's primary benchmark, the Standard & Poor's (S&P) 500® Index and the Russell 2000 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in small and mid-sized companies, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russe ll 2000 Index shows how the Fund's performance compares to a widely recognized broad based index of companies with somewhat lower capitalization than the Fund's primary benchmark.

Average Annual Total Returns Columbia Acorn Fund (Columbia Acorn Fund - Classes A,C & I)	Inception Date	1 Year	5 Years	10 Years	Life of Share Class/Life of Fund
Class A		18.39%	4.36%	8.34%
Class A After Taxes on Distributions		17.87%	3.71%	7.80%
Class A After Taxes on Distributions and Sales		12.62%	3.70%	7.30%
Class C		23.63%	4.78%	8.17%
Class I	Sep 27, 2010				15.94%
Russell 2500 Index (reflects no deductions for fees, expenses or taxes)		26.71%	4.86%	6.98%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	1.41%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		26.85%	4.47%	6.33%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Acorn Fund - Class B) | Columbia Acorn Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn Fund		Class B (Columbia Acorn Fund - Class B)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	[1]	5.00%
[1]	This charge decreases over time. See About Class B Shares - Sales Charges and Commissions for details.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn Fund	Class B (Columbia Acorn Fund - Class B)
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.30%
Total annual Fund operating expenses	1.69%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn Fund - Class B)	672	833	1,118	1,833

Expense Example, No Redemption Columbia Acorn Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn Fund - Class B)	172	533	918	1,833

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[17]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  20.64%
Worst: 4th quarter 2008: -25.33%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2500 Index, the Fund's primary benchmark, the Standard & Poor's (S&P) 500® Index and the Russell 2000 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in small and mid-sized companies, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russe ll 2000 Index shows how the Fund's performance compares to a widely recognized broad based index of companies with somewhat lower capitalization than the Fund's primary benchmark.

Average Annual Total Returns Columbia Acorn Fund (Columbia Acorn Fund - Class B)	1 Year	5 Years	10 Years
Class B	19.81%	4.62%	8.28%
Class B After Taxes on Distributions	19.24%	3.93%	7.73%
Class B After Taxes on Distributions and Sales	13.62%	3.93%	7.26%
Russell 2500 Index (reflects no deductions for fees, expenses or taxes)	26.71%	4.86%	6.98%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn Fund	Class Z (Columbia Acorn Fund - Class Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn Fund	Class Z (Columbia Acorn Fund - Class Z)
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.12%
Total annual Fund operating expenses	0.76%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia Acorn Fund - Class Z)	78	243	422	942

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[18]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  20.90%
Worst: 4th quarter 2008: -25.11%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2500 Index, the Fund's primary benchmark, the Standard & Poor's (S&P) 500® Index and the Russell 2000 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in small and mid-sized companies, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russe ll 2000 Index shows how the Fund's performance compares to a widely recognized broad based index of companies with somewhat lower capitalization than the Fund's primary benchmark.

Average Annual Total Returns Columbia Acorn Fund (Columbia Acorn Fund - Class Z)	1 Year	5 Years	10 Years
Class Z	26.00%	5.91%	9.40%
Class Z After Taxes on Distributions	25.44%	5.24%	8.84%
Class Z After Taxes on Distributions and Sales	17.60%	5.04%	8.26%
Russell 2500 Index (reflects no deductions for fees, expenses or taxes)	26.71%	4.86%	6.98%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of March 31, 2011: 3.02%
[2]	Year-to-date return as of March 31, 2011: 3.14%
[3]	Year-to-date return as of March 31, 2011: 2.93%
[4]	Year-to-date return as of March 31, 2011: 1.22%
[5]	Year-to-date return as of March 31, 2011: 1.30%
[6]	Year-to-date return as of March 31, 2011: 1.08%
[7]	Year-to-date return as of March 31, 2011: 7.44%
[8]	Year-to-date return as of March 31, 2011: 7.23%
[9]	Year-to-date return as of March 31, 2011: 7.53%
[10]	Year-to-date return as of March 31, 2011: 2.36%
[11]	Year-to-date return as of March 31, 2011: 2.50%
[12]	Year-to-date return as of March 31, 2011: 2.61%
[13]	Year-to-date return as of March 31, 2011: 0.89%
[14]	Year-to-date return as of March 31, 2011: 0.73%
[15]	Year-to-date return as of March 31, 2011: 0.97%
[16]	Year-to-date return as of March 31, 2011: 5.57%
[17]	Year-to-date return as of March 31, 2011: 5.38%
[18]	Year-to-date return as of March 31, 2011: 5.66%

(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Acorn Fund - Classes A,C & I) Columbia Acorn Fund	Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Acorn Fund - Classes A,C & I) Columbia Acorn Fund	Class A	Class C	Class I
Management fees	0.64%	0.64%	0.64%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	none
Other expenses	0.18%	0.21%	0.08%
Total annual Fund operating expenses	1.07%	1.85%	0.72%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn Fund (Columbia Acorn Fund - Classes A,C & I) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	678	896	1,131	1,806
Class C	288	582	1,001	2,169
Class I	74	230	401	894

Expense Example, No Redemption Columbia Acorn Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Columbia Acorn Fund - Classes A,C & I)	188	582	1,001	2,169

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  20.87%
Worst: 4th quarter 2008: -25.19%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2500 Index, the Fund's primary benchmark, the Standard & Poor's (S&P) 500® Index and the Russell 2000 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in small and mid-sized companies, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russe ll 2000 Index shows how the Fund's performance compares to a widely recognized broad based index of companies with somewhat lower capitalization than the Fund's primary benchmark.

Average Annual Total Returns Columbia Acorn Fund (Columbia Acorn Fund - Classes A,C & I)	Inception Date	1 Year	5 Years	10 Years	Life of Share Class/Life of Fund
Class A		18.39%	4.36%	8.34%
Class A After Taxes on Distributions		17.87%	3.71%	7.80%
Class A After Taxes on Distributions and Sales		12.62%	3.70%	7.30%
Class C		23.63%	4.78%	8.17%
Class I	Sep 27, 2010				15.94%
Russell 2500 Index (reflects no deductions for fees, expenses or taxes)		26.71%	4.86%	6.98%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	1.41%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		26.85%	4.47%	6.33%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

[1]	Year-to-date return as of March 31, 2011: 5.57%

(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Acorn Select - Classes A,C & I) Columbia Acorn Select	Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Acorn Select - Classes A,C & I) Columbia Acorn Select	Class A	Class C	Class I
Management fees	0.82%	0.82%	0.82%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	none
Other expenses	0.21%	0.26%	0.10%
Total annual Fund operating expenses	1.28%	2.08%	0.92%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn Select (Columbia Acorn Select - Classes A,C & I) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	698	958	1,237	2,031
Class C	311	652	1,119	2,410
Class I	94	293	509	1,131

Expense Example, No Redemption Columbia Acorn Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Columbia Acorn Select - Classes A,C & I)	211	652	1,119	2,410

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under  $20 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $20 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions , particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  28.01%
Worst: 4th quarter 2008: -30.17%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) MidCap 400® Index, the Fund's primary benchmark, and the S&P 500® Index. The S&P MidCap 400® Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in companies with market capitalizations under  $20 billion at the time of investment, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index.

Average Annual Total Returns Columbia Acorn Select (Columbia Acorn Select - Classes A,C & I)	Inception Date	1 Year	5 Years	10 Years	Life of Share Class/Life of Fund
Class A		15.45%	4.73%	7.80%
Class A After Taxes on Distributions		15.45%	4.50%	7.59%
Class A After Taxes on Distributions and Sales		10.04%	4.06%	6.87%
Class C		20.55%	5.12%	7.62%
Class I	Sep 27, 2010				16.17%
S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)		26.64%	5.73%	7.16%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

[1]	Year-to-date return as of March 31, 2011: 0.89%

(Columbia Acorn Select - Class B) | Columbia Acorn Select
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn Select		Class B (Columbia Acorn Select - Class B)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	[1]	5.00%
[1]	This charge decreases over time. See About Class B Shares - Sales Charges and Commissions for details.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn Select	Class B (Columbia Acorn Select - Class B)
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.36%
Total annual Fund operating expenses	1.93%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn Select - Class B)	696	906	1,242	2,085

Expense Example, No Redemption Columbia Acorn Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn Select - Class B)	196	606	1,042	2,085

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under  $20 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $20 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions , particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  27.78%
Worst: 4th quarter 2008: -30.26%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) MidCap 400® Index, the Fund's primary benchmark, and the S&P 500® Index. The S&P MidCap 400® Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in companies with market capitalizations under  $20 billion at the time of investment, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index.

Average Annual Total Returns Columbia Acorn Select (Columbia Acorn Select - Class B)	1 Year	5 Years	10 Years
Class B	16.72%	4.96%	7.71%
Class B After Taxes on Distributions	16.72%	4.72%	7.50%
Class B After Taxes on Distributions and Sales	10.87%	4.26%	6.80%
S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)	26.64%	5.73%	7.16%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of March 31, 2011: 0.73%

(Columbia Acorn Select - Class Z) | Columbia Acorn Select
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn Select	Class Z (Columbia Acorn Select - Class Z)
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn Select	Class Z (Columbia Acorn Select - Class Z)
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.15%
Total annual Fund operating expenses	0.97%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia Acorn Select - Class Z)	99	309	536	1,190

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under  $20 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $20 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions , particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  28.11%
Worst: 4th quarter 2008: -30.14%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) MidCap 400® Index, the Fund's primary benchmark, and the S&P 500® Index. The S&P MidCap 400® Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in companies with market capitalizations under  $20 billion at the time of investment, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index.

Average Annual Total Returns Columbia Acorn Select (Columbia Acorn Select - Class Z)	1 Year	5 Years	10 Years
Class Z	22.88%	6.28%	8.79%
Class Z After Taxes on Distributions	22.88%	6.05%	8.57%
Class Z After Taxes on Distributions and Sales	14.87%	5.41%	7.78%
S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)	26.64%	5.73%	7.16%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of March 31, 2011: 0.97%

(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Acorn International Select - Classes A,C & I) Columbia Acorn International Select	Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Acorn International Select - Classes A,C & I) Columbia Acorn International Select	Class A	Class C	Class I
Management fees	0.94%	0.94%	0.94%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	none
Other expenses	0.37%	0.42%	0.19%
Total annual Fund operating expenses	1.56%	2.36%	1.13%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn International Select (Columbia Acorn International Select - Classes A,C & I) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	725	1,039	1,376	2,325
Class C	339	736	1,260	2,696
Class I	115	359	622	1,375

Expense Example, No Redemption Columbia Acorn International Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Columbia Acorn International Select - Classes A,C & I)	239	736	1,260	2,696

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $25 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $25 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $25 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $25 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  23.32%
Worst: 3rd quarter 2008: -24.85%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index, the Fund's primary benchmark, and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid-cap developed market excluding the United States. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Average Annual Total Returns Columbia Acorn International Select (Columbia Acorn International Select - Classes A,C & I)	Inception Date	1 Year	5 Years	10 Years	Life of Share Class/Life of Fund
Class A		14.43%	7.40%	5.66%
Class A After Taxes on Distributions		14.31%	7.14%	5.53%
Class A After Taxes on Distributions and Sales		9.71%	6.46%	5.01%
Class C		19.45%	7.81%	5.49%
Class I	Sep 27, 2010				8.50%
S&P Developed Ex-U.S. Between $2 Billion and $10 Billion Index (reflects no deductions for fees, expenses or taxes)		20.16%	4.95%	8.22%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		7.75%	2.46%	3.50%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

[1]	Year-to-date return as of March 31, 2011: 2.50%

(Columbia Acorn International Select - Class B) | Columbia Acorn International Select
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn International Select		Class B (Columbia Acorn International Select - Class B)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	[1]	5.00%
[1]	This charge decreases over time. See About Class B Shares - Sales Charges and Commissions for details.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn International Select	Class B (Columbia Acorn International Select - Class B)
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.55%
Total annual Fund operating expenses	2.24%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn International Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn International Select - Class B)	727	1,000	1,400	2,404

Expense Example, No Redemption Columbia Acorn International Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn International Select - Class B)	227	700	1,200	2,404

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $25 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $25 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $25 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $25 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  23.09%
Worst: 3rd quarter 2008: -24.96%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index, the Fund's primary benchmark, and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid-cap developed market excluding the United States. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Average Annual Total Returns Columbia Acorn International Select (Columbia Acorn International Select - Class B)	1 Year	5 Years	10 Years
Class B	15.63%	7.67%	5.57%
Class B After Taxes on Distributions	15.60%	7.45%	5.48%
Class B After Taxes on Distributions and Sales	10.42%	6.71%	4.95%
S&P Developed Ex-U.S. Between $2 Billion and $10 Billion Index (reflects no deductions for fees, expenses or taxes)	20.16%	4.95%	8.22%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	7.75%	2.46%	3.50%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of March 31, 2011: 2.36%

(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn International Select	Class Z (Columbia Acorn International Select - Class Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn International Select	Class Z (Columbia Acorn International Select - Class Z)
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%
Total annual Fund operating expenses	1.16%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn International Select (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia Acorn International Select - Class Z)	118	368	638	1,409

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $25 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $25 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $25 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $25 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  23.44%
Worst: 3rd quarter 2008: -24.76%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index, the Fund's primary benchmark, and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid-cap developed market excluding the United States. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Average Annual Total Returns Columbia Acorn International Select (Columbia Acorn International Select - Class Z)	1 Year	5 Years	10 Years
Class Z	21.89%	9.04%	6.63%
Class Z After Taxes on Distributions	21.70%	8.72%	6.47%
Class Z After Taxes on Distributions and Sales	14.62%	7.89%	5.87%
S&P Developed Ex-U.S. Between $2 Billion and $10 Billion Index (reflects no deductions for fees, expenses or taxes)	20.16%	4.95%	8.22%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	7.75%	2.46%	3.50%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of March 31, 2011: 2.61%

(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 26 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Thermostat Fund - Classes A&C) Columbia Thermostat Fund	Class A		Class C
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Thermostat Fund - Classes A&C) Columbia Thermostat Fund		Class A	Class C
Management fees		0.10%	0.10%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%
Other expenses		0.38%	0.39%
Acquired fund fees and expenses		0.79%	0.79%
Total annual Fund operating expenses		1.52%	2.28%
Fee waivers and/or reimbursements	[1]	(0.23%)	(0.24%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements	[1][2]	1.29%	2.04%
[1]

Total annual Fund operating expenses include acquired fund (underlying Portfolio Fund) fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in Financial Highlights, which reflects only those expenses paid directly by the Fund.

[2]

Columbia Wanger Asset Management, LLC (the Adviser) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed the annual rate of 0.25% of the Fund's average daily net assets, through April 30, 2012. The figure shown here is the amount of expected waivers and/or reimbursements. This fee and expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Thermostat Fund (Columbia Thermostat Fund - Classes A&C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	699	1,006	1,336	2,265
Class C	307	689	1,198	2,597

Expense Example, No Redemption Columbia Thermostat Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Columbia Thermostat Fund - Classes A&C)	207	689	1,198	2,597

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing in other mutual funds. As a "fund of funds," under normal circumstances, the Fund allocates at least 95% of its net assets (stock/bond assets) among a selected group of stock and bond mutual funds (Portfolio Funds) according to the current level of Standard & Poor's (S&P) 500® Index. Generally, when the S&P 500® Index goes up in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), the Fund sells a portion of its stock funds and invests more in the bond funds and when the S&P 500® Index goes down in relation to the ranges, the Fund increases its investment in the stock funds. Under normal circumstances, the Fund may invest up to 5% of net assets plus any cash received that day in cash, high quality short-term paper and government securities.

Many asset allocation funds typically move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals, who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for the Fund are made according to a single predetermined rule. The temperature in your house is run by a single rule: your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because the Fund invests according to a pre-set program, there is no need for subjective day-to-day management. Although another successful asset allocation strategy might do better than the Fund, the Fund is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. The Fund takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. The Fund operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Adviser and the Fund's Board of Trustees. As described more fully below, the Adviser has the authority to review the structure and allocation ranges of the stock/bond allocation table and to make any changes considered appropriate.

The Adviser chooses the Portfolio Funds to provide participation in the major sectors of the stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. The Fund may be a good investment choice for you if you believe that the market may fluctuate in a trading range for many years, that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.

The Fund invests its stock/bond assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below.

Stock/Bond Allocation Table

	How the Fund will Invest the Stock/Bond Assets
Level of the S&P 500® Index	Stock Percentage	Bond Percentage
over 1750	10	90
over 1700-1750	15	85
over 1650-1700	20	80
over 1600-1650	25	75
over 1550-1600	30	70
over 1500-1550	35	65
over 1450-1500	40	60
over 1400-1450	45	55
over 1350-1400	50	50
over 1300-1350	55	45
over 1250-1300	60	40
over 1200-1250	65	35
over 1150-1200	70	30
over 1100-1150	75	25
over 1050-1100	80	20
over 1000-1050	85	15
1000 and under	90	10

When the S&P 500® Index moves into a new band on the table, the Fund promptly will rebalance the stock/bond mix to reflect the new S&P 500® Index price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the Fund's stock/bond mix, if the S&P 500® Index remains within the same band for a while, normal market fluctuations will change the values of the Fund's holdings of stock Portfolio Funds and bond Portfolio Funds. The Adviser will invest cash flows from sales (or redemptions) of Fund shares to bring the stock/bond mix back toward the allocation percentages for that S&P 500® In dex band. For example, if the S&P 500® Index is in the 1150-1200 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, the Adviser would invest new cash in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds). If the 31-day Rule is in effect, the Adviser will invest new cash at the stock/bond percentage allocation as of the latest rebalancing.

As an illustrative example, suppose the following:

Date	Level of the S&P 500® Index	How the Fund will invest the Stock/ Bond Assets

Nov. 1	We begin when the market is 1380	50% stocks, 50% bonds

Dec. 1	The S&P 500® goes to 1401	rebalance 45% stocks, 55% bonds

Dec. 6	The S&P 500® drops back to 1390	no reversal for 31 days

Jan. 2	The S&P 500® is at 1352	rebalance 50% stocks, 50% bonds

Jan. 20	The S&P 500® drops to 1349	rebalance 55% stocks, 45% bonds

The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.

Jan. 30	The S&P 500® goes up to 1355	no reversal for 31 days

Feb. 20	The S&P 500® is at 1360	rebalance 50% stocks, 50% bonds

The following table shows the seven stock Portfolio Funds and three bond Portfolio Funds that the Fund currently uses in its "fund of funds" structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. As described more fully below, the Adviser may substitute or add additional Portfolio Funds at any time, including funds introduced after the date of this prospectus. The allocation percentage within each stock/bond category is achieved by rebalancing the investments within the category whenever the S&P 500® Index moves into a new band on the allocation table, subject to the 31-day Rule described above. The Fund does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500® Index into a new band (or due to a change by the Adviser in the stock/bond allocation table to the Portfolio Funds or to the relative allocation among them). Until a subsequent rebalancing, the Fund's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among the Portfolio Funds in a manner that will reduce any deviation of the relative values of the Fund's holdings of the Funds from the allocation percentages shown below.

Allocation of Stock/Bond Assets Within Asset Classes

Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15
Columbia Acorn Select	Mid-cap growth	10
Columbia Marsico Growth Fund	Large-cap growth	15
Columbia Acorn International	Small/Mid-cap international growth	20
Columbia Dividend Income Fund	Large-cap value	20
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10
Columbia Contrarian Core Fund	Large-cap blend	10
Total		100

Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate-term bonds	50
Columbia Income Opportunities Fund	High-yield bonds	20
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	30
Total		100

The Adviser has the authority to review the Portfolio Funds and the relative stock/bond allocation percentages among them and to make any changes considered appropriate.

Each of the Portfolio Funds is currently managed by the Adviser or its affiliates. The Fund does not pay any sales load on its purchases of shares of the Portfolio Funds. On an annual basis, or on an "emergency" basis if necessary, the Adviser reviews the structure, allocation percentages and Portfolio Funds and makes any changes considered appropriate. The Adviser typically addresses the following questions:

  Should the stock/bond allocation table be revised (perhaps because the stock market has made a long-term move outside of the bands set forth above)?
  Should there be a change in the Portfolio Funds or should there be a change in the percentage allocations among the stock/bond funds (perhaps because of a change of portfolio managers, change of investment style, change in relative valuation or a reorganization of a Portfolio Fund)?

Any such changes by the Adviser are expected to be infrequent.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk -- The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk -- The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). In addition, because the expenses and costs of the underlying fund(s) are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the underlying fund(s). These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Adviser has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund's investments allocated to each underlying fund. If an underlying fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Portfolio Funds:

  Market Risk -- Market risk refers to the possibility that the market values of securities that a Portfolio Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio Fund. Accordingly, an investment in a Portfolio Fund could lose money over short or even long periods. The market values of the securities the Portfolio Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income a Portfolio Fund receives from it but will affect the value of the Portfolio Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. A Portfolio Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings. These securities tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments than higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Index Risk -- U.S. Treasury Index Fund's value will generally decline when the performance of its targeted index declines. Because U.S. Treasury Index Fund is designed to track an index before fees and expenses, U.S. Treasury Index Fund cannot purchase other securities that may help offset declines in its index. In addition, because U.S. Treasury Index Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, U.S. Treasury Index Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  U.S. Government Obligations Risk -- U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit a Portfolio Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Portfolio Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from a Portfolio Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio Fund's derivative positions at times when the Portfolio Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. A Portfolio Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Convertible Securities Risk -- Certain Portfolio Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. A Portfolio Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio Fund's return.

  Non-Diversified Mutual Fund Risk -- If a Portfolio Fund is classified as "non-diversified," that Portfolio Fund will generally invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the non-diversified Portfolio Fund could affect the overall value of the Portfolio Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a non-diversified Portfolio Fund's value will likely be more volatile than the value of more diversified funds. A Portfolio Fund that is classified as non-diversified may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  19.22%
Worst: 4th quarter 2008: -19.26%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the S&P 500® Index, the Fund's primary benchmark for equity securities, the Barclays Capital U.S. Aggregate Bond Index, the Fund's primary benchmark for debt securities, the Lipper Flexible Portfolio Funds Index and a 50/50 Blended Benchmark. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity. The Lipper Flexible Portfolio Funds Index is an equal-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper, and shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The 50/50 Blended Benchmark was established by the Adviser to show how the Fund's performance compares to an equally weighted custom composite of the Fund's primary equity and primary debt benchmarks, the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index, respectively. The percentage of the Fund's assets allocated to underlying stock and bond Portfolio Funds will vary, and accordingly the composition of the Fund's portfolio will not always reflect the composition of the 50/50 Blended Benchmark.

Average Annual Total Returns Columbia Thermostat Fund (Columbia Thermostat Fund - Classes A&C)	Inception Date	1 Year	5 Years	Life of Share Class/Life of Fund
Class A	Mar 3, 2003	10.54%	3.88%	7.06%
Class A After Taxes on Distributions		10.27%	2.68%	5.84%
Class A After Taxes on Distributions and Sales		7.13%	2.79%	5.58%
Class C	Mar 3, 2003	15.43%	4.33%	7.07%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	7.38%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		6.54%	5.80%	4.89%
Lipper Flexible Portfolio Funds Index (reflects no deductions for taxes)		12.91%	4.75%	8.22%
50-50 S&P 500/Barclays Capital U.S. Aggregate Bond (reflects no deductions for fees, expenses or taxes)		11.29%	4.44%	6.45%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

[1]	Year-to-date return as of March 31, 2011: 3.02%

(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Thermostat Fund		Class B (Columbia Thermostat Fund - Class B)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	[1]	5.00%
[1]	This charge decreases over time. See About Class B Shares - Sales Charges and Commissions for details.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Thermostat Fund		Class B (Columbia Thermostat Fund - Class B)
Management fees		0.10%
Distribution and/or service (Rule 12b-1) fees		0.75%
Other expenses		0.43%
Acquired fund fees and expenses		0.79%
Total annual Fund operating expenses		2.07%
Fee waivers and/or reimbursements	[1]	(0.28%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements	[1][2]	1.79%
[1]

Total annual Fund operating expenses include acquired fund (underlying Portfolio Fund) fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in Financial Highlights, which reflects only those expenses paid directly by the Fund.

[2]

Columbia Wanger Asset Management, LLC (the Adviser) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed the annual rate of 0.25% of the Fund's average daily net assets, through April 30, 2012. The figure shown here is the amount of expected waivers and/or reimbursements. This fee and expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Thermostat Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Thermostat Fund - Class B)	682	922	1,288	2,237

Expense Example, No Redemption Columbia Thermostat Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Thermostat Fund - Class B)	182	622	1,088	2,237

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing in other mutual funds. As a "fund of funds," under normal circumstances, the Fund allocates at least 95% of its net assets (stock/bond assets) among a selected group of stock and bond mutual funds (Portfolio Funds) according to the current level of Standard & Poor's (S&P) 500® Index. Generally, when the S&P 500® Index goes up in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), the Fund sells a portion of its stock funds and invests more in the bond funds and when the S&P 500® Index goes down in relation to the ranges, the Fund increases its investment in the stock funds. Under normal circumstances, the Fund may invest up to 5% of net assets plus any cash received that day in cash, high quality short-term paper and government securities.

Many asset allocation funds typically move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals, who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for the Fund are made according to a single predetermined rule. The temperature in your house is run by a single rule: your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because the Fund invests according to a pre-set program, there is no need for subjective day-to-day management. Although another successful asset allocation strategy might do better than the Fund, the Fund is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. The Fund takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. The Fund operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Adviser and the Fund's Board of Trustees. As described more fully below, the Adviser has the authority to review the structure and allocation ranges of the stock/bond allocation table and to make any changes considered appropriate.

The Adviser chooses the Portfolio Funds to provide participation in the major sectors of the stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. The Fund may be a good investment choice for you if you believe that the market may fluctuate in a trading range for many years, that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.

The Fund invests its stock/bond assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below.

Stock/Bond Allocation Table

	How the Fund will Invest the Stock/Bond Assets
Level of the S&P 500® Index	Stock Percentage	Bond Percentage
over 1750	10	90
over 1700-1750	15	85
over 1650-1700	20	80
over 1600-1650	25	75
over 1550-1600	30	70
over 1500-1550	35	65
over 1450-1500	40	60
over 1400-1450	45	55
over 1350-1400	50	50
over 1300-1350	55	45
over 1250-1300	60	40
over 1200-1250	65	35
over 1150-1200	70	30
over 1100-1150	75	25
over 1050-1100	80	20
over 1000-1050	85	15
1000 and under	90	10

When the S&P 500® Index moves into a new band on the table, the Fund promptly will rebalance the stock/bond mix to reflect the new S&P 500® Index price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the Fund's stock/bond mix, if the S&P 500® Index remains within the same band for a while, normal market fluctuations will change the values of the Fund's holdings of stock Portfolio Funds and bond Portfolio Funds. The Adviser will invest cash flows from sales (or redemptions) of Fund shares to bring the stock/bond mix back toward the allocation percentages for that S&P 500® In dex band. For example, if the S&P 500® Index is in the 1150-1200 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, the Adviser would invest new cash in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds). If the 31-day Rule is in effect, the Adviser will invest new cash at the stock/bond percentage allocation as of the latest rebalancing.

As an illustrative example, suppose the following:

Date	Level of the S&P 500® Index	How the Fund will invest the Stock/ Bond Assets

Nov. 1	We begin when the market is 1380	50% stocks, 50% bonds

Dec. 1	The S&P 500® goes to 1401	rebalance 45% stocks, 55% bonds

Dec. 6	The S&P 500® drops back to 1390	no reversal for 31 days

Jan. 2	The S&P 500® is at 1352	rebalance 50% stocks, 50% bonds

Jan. 20	The S&P 500® drops to 1349	rebalance 55% stocks, 45% bonds

The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.

Jan. 30	The S&P 500® goes up to 1355	no reversal for 31 days

Feb. 20	The S&P 500® is at 1360	rebalance 50% stocks, 50% bonds

The following table shows the seven stock Portfolio Funds and three bond Portfolio Funds that the Fund currently uses in its "fund of funds" structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. As described more fully below, the Adviser may substitute or add additional Portfolio Funds at any time, including funds introduced after the date of this prospectus. The allocation percentage within each stock/bond category is achieved by rebalancing the investments within the category whenever the S&P 500® Index moves into a new band on the allocation table, subject to the 31-day Rule described above. The Fund does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500® Index into a new band (or due to a change by the Adviser in the stock/bond allocation table to the Portfolio Funds or to the relative allocation among them). Until a subsequent rebalancing, the Fund's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among the Portfolio Funds in a manner that will reduce any deviation of the relative values of the Fund's holdings of the Funds from the allocation percentages shown below.

Allocation of Stock/Bond Assets Within Asset Classes

Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15
Columbia Acorn Select	Mid-cap growth	10
Columbia Marsico Growth Fund	Large-cap growth	15
Columbia Acorn International	Small/Mid-cap international growth	20
Columbia Dividend Income Fund	Large-cap value	20
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10
Columbia Contrarian Core Fund	Large-cap blend	10
Total		100

Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate-term bonds	50
Columbia Income Opportunities Fund	High-yield bonds	20
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	30
Total		100

The Adviser has the authority to review the Portfolio Funds and the relative stock/bond allocation percentages among them and to make any changes considered appropriate.

Each of the Portfolio Funds is currently managed by the Adviser or its affiliates. The Fund does not pay any sales load on its purchases of shares of the Portfolio Funds. On an annual basis, or on an "emergency" basis if necessary, the Adviser reviews the structure, allocation percentages and Portfolio Funds and makes any changes considered appropriate. The Adviser typically addresses the following questions:

  Should the stock/bond allocation table be revised (perhaps because the stock market has made a long-term move outside of the bands set forth above)?
  Should there be a change in the Portfolio Funds or should there be a change in the percentage allocations among the stock/bond funds (perhaps because of a change of portfolio managers, change of investment style, change in relative valuation or a reorganization of a Portfolio Fund)?

Any such changes by the Adviser are expected to be infrequent.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk -- The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk -- The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). In addition, because the expenses and costs of the underlying fund(s) are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the underlying fund(s). These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Adviser has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund's investments allocated to each underlying fund. If an underlying fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Portfolio Funds:

  Market Risk -- Market risk refers to the possibility that the market values of securities that a Portfolio Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio Fund. Accordingly, an investment in a Portfolio Fund could lose money over short or even long periods. The market values of the securities the Portfolio Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income a Portfolio Fund receives from it but will affect the value of the Portfolio Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. A Portfolio Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings. These securities tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments than higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Index Risk -- U.S. Treasury Index Fund's value will generally decline when the performance of its targeted index declines. Because U.S. Treasury Index Fund is designed to track an index before fees and expenses, U.S. Treasury Index Fund cannot purchase other securities that may help offset declines in its index. In addition, because U.S. Treasury Index Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, U.S. Treasury Index Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  U.S. Government Obligations Risk -- U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit a Portfolio Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Portfolio Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from a Portfolio Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio Fund's derivative positions at times when the Portfolio Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. A Portfolio Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Convertible Securities Risk -- Certain Portfolio Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. A Portfolio Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio Fund's return.

  Non-Diversified Mutual Fund Risk -- If a Portfolio Fund is classified as "non-diversified," that Portfolio Fund will generally invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the non-diversified Portfolio Fund could affect the overall value of the Portfolio Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a non-diversified Portfolio Fund's value will likely be more volatile than the value of more diversified funds. A Portfolio Fund that is classified as non-diversified may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  19.07%
Worst: 4th quarter 2008: -19.47%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the S&P 500® Index, the Fund's primary benchmark for equity securities, the Barclays Capital U.S. Aggregate Bond Index, the Fund's primary benchmark for debt securities, the Lipper Flexible Portfolio Funds Index and a 50/50 Blended Benchmark. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity. The Lipper Flexible Portfolio Funds Index is an equal-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper, and shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The 50/50 Blended Benchmark was established by the Adviser to show how the Fund's performance compares to an equally weighted custom composite of the Fund's primary equity and primary debt benchmarks, the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index, respectively. The percentage of the Fund's assets allocated to underlying stock and bond Portfolio Funds will vary, and accordingly the composition of the Fund's portfolio will not always reflect the composition of the 50/50 Blended Benchmark.

Average Annual Total Returns Columbia Thermostat Fund (Columbia Thermostat Fund - Class B)	Inception Date	1 Year	5 Years	Life of Share Class/Life of Fund
Class B	Mar 3, 2003	11.64%	4.23%	7.26%
Class B After Taxes on Distributions		11.49%	3.16%	6.21%
Class B After Taxes on Distributions and Sales		7.72%	3.16%	5.87%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	7.38%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		6.54%	5.80%	4.89%
Lipper Flexible Portfolio Funds Index (reflects no deductions for taxes)		12.91%	4.75%	8.22%
50-50 S&P 500/Barclays Capital U.S. Aggregate Bond (reflects no deductions for fees, expenses or taxes)		11.29%	4.44%	6.45%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of March 31, 2011: 2.93%

(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Thermostat Fund	Class Z (Columbia Thermostat Fund - Class Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Thermostat Fund		Class Z (Columbia Thermostat Fund - Class Z)
Management fees		0.10%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses		0.27%
Acquired fund fees and expenses		0.79%
Total annual Fund operating expenses		1.16%
Fee waivers and/or reimbursements	[1]	(0.12%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements	[1][2]	1.04%
[1]

Total annual Fund operating expenses include acquired fund (underlying Portfolio Fund) fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in Financial Highlights, which reflects only those expenses paid directly by the Fund.

[2]

Columbia Wanger Asset Management, LLC (the Adviser) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed the annual rate of 0.25% of the Fund's average daily net assets, through April 30, 2012. The figure shown here is the amount of expected waivers and/or reimbursements. This fee and expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Thermostat Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia Thermostat Fund - Class Z)	106	357	627	1,398

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing in other mutual funds. As a "fund of funds," under normal circumstances, the Fund allocates at least 95% of its net assets (stock/bond assets) among a selected group of stock and bond mutual funds (Portfolio Funds) according to the current level of Standard & Poor's (S&P) 500® Index. Generally, when the S&P 500® Index goes up in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), the Fund sells a portion of its stock funds and invests more in the bond funds and when the S&P 500® Index goes down in relation to the ranges, the Fund increases its investment in the stock funds. Under normal circumstances, the Fund may invest up to 5% of net assets plus any cash received that day in cash, high quality short-term paper and government securities.

Many asset allocation funds typically move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals, who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for the Fund are made according to a single predetermined rule. The temperature in your house is run by a single rule: your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because the Fund invests according to a pre-set program, there is no need for subjective day-to-day management. Although another successful asset allocation strategy might do better than the Fund, the Fund is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. The Fund takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. The Fund operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Adviser and the Fund's Board of Trustees. As described more fully below, the Adviser has the authority to review the structure and allocation ranges of the stock/bond allocation table and to make any changes considered appropriate.

The Adviser chooses the Portfolio Funds to provide participation in the major sectors of the stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. The Fund may be a good investment choice for you if you believe that the market may fluctuate in a trading range for many years, that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.

The Fund invests its stock/bond assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below.

Stock/Bond Allocation Table

	How the Fund will Invest the Stock/Bond Assets
Level of the S&P 500® Index	Stock Percentage	Bond Percentage
over 1750	10	90
over 1700-1750	15	85
over 1650-1700	20	80
over 1600-1650	25	75
over 1550-1600	30	70
over 1500-1550	35	65
over 1450-1500	40	60
over 1400-1450	45	55
over 1350-1400	50	50
over 1300-1350	55	45
over 1250-1300	60	40
over 1200-1250	65	35
over 1150-1200	70	30
over 1100-1150	75	25
over 1050-1100	80	20
over 1000-1050	85	15
1000 and under	90	10

When the S&P 500® Index moves into a new band on the table, the Fund promptly will rebalance the stock/bond mix to reflect the new S&P 500® Index price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the Fund's stock/bond mix, if the S&P 500® Index remains within the same band for a while, normal market fluctuations will change the values of the Fund's holdings of stock Portfolio Funds and bond Portfolio Funds. The Adviser will invest cash flows from sales (or redemptions) of Fund shares to bring the stock/bond mix back toward the allocation percentages for that S&P 500® In dex band. For example, if the S&P 500® Index is in the 1150-1200 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, the Adviser would invest new cash in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds). If the 31-day Rule is in effect, the Adviser will invest new cash at the stock/bond percentage allocation as of the latest rebalancing.

As an illustrative example, suppose the following:

Date	Level of the S&P 500® Index	How the Fund will invest the Stock/ Bond Assets

Nov. 1	We begin when the market is 1380	50% stocks, 50% bonds

Dec. 1	The S&P 500® goes to 1401	rebalance 45% stocks, 55% bonds

Dec. 6	The S&P 500® drops back to 1390	no reversal for 31 days

Jan. 2	The S&P 500® is at 1352	rebalance 50% stocks, 50% bonds

Jan. 20	The S&P 500® drops to 1349	rebalance 55% stocks, 45% bonds

The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.

Jan. 30	The S&P 500® goes up to 1355	no reversal for 31 days

Feb. 20	The S&P 500® is at 1360	rebalance 50% stocks, 50% bonds

The following table shows the seven stock Portfolio Funds and three bond Portfolio Funds that the Fund currently uses in its "fund of funds" structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. As described more fully below, the Adviser may substitute or add additional Portfolio Funds at any time, including funds introduced after the date of this prospectus. The allocation percentage within each stock/bond category is achieved by rebalancing the investments within the category whenever the S&P 500® Index moves into a new band on the allocation table, subject to the 31-day Rule described above. The Fund does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500® Index into a new band (or due to a change by the Adviser in the stock/bond allocation table to the Portfolio Funds or to the relative allocation among them). Until a subsequent rebalancing, the Fund's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among the Portfolio Funds in a manner that will reduce any deviation of the relative values of the Fund's holdings of the Funds from the allocation percentages shown below.

Allocation of Stock/Bond Assets Within Asset Classes

Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15
Columbia Acorn Select	Mid-cap growth	10
Columbia Marsico Growth Fund	Large-cap growth	15
Columbia Acorn International	Small/Mid-cap international growth	20
Columbia Dividend Income Fund	Large-cap value	20
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10
Columbia Contrarian Core Fund	Large-cap blend	10
Total		100

Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate-term bonds	50
Columbia Income Opportunities Fund	High-yield bonds	20
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	30
Total		100

The Adviser has the authority to review the Portfolio Funds and the relative stock/bond allocation percentages among them and to make any changes considered appropriate.

Each of the Portfolio Funds is currently managed by the Adviser or its affiliates. The Fund does not pay any sales load on its purchases of shares of the Portfolio Funds. On an annual basis, or on an "emergency" basis if necessary, the Adviser reviews the structure, allocation percentages and Portfolio Funds and makes any changes considered appropriate. The Adviser typically addresses the following questions:

  Should the stock/bond allocation table be revised (perhaps because the stock market has made a long-term move outside of the bands set forth above)?
  Should there be a change in the Portfolio Funds or should there be a change in the percentage allocations among the stock/bond funds (perhaps because of a change of portfolio managers, change of investment style, change in relative valuation or a reorganization of a Portfolio Fund)?

Any such changes by the Adviser are expected to be infrequent.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk -- The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk -- The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). In addition, because the expenses and costs of the underlying fund(s) are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the underlying fund(s). These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Adviser has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund's investments allocated to each underlying fund. If an underlying fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Portfolio Funds:

  Market Risk -- Market risk refers to the possibility that the market values of securities that a Portfolio Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio Fund. Accordingly, an investment in a Portfolio Fund could lose money over short or even long periods. The market values of the securities the Portfolio Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income a Portfolio Fund receives from it but will affect the value of the Portfolio Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. A Portfolio Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings. These securities tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments than higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Index Risk -- U.S. Treasury Index Fund's value will generally decline when the performance of its targeted index declines. Because U.S. Treasury Index Fund is designed to track an index before fees and expenses, U.S. Treasury Index Fund cannot purchase other securities that may help offset declines in its index. In addition, because U.S. Treasury Index Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, U.S. Treasury Index Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  U.S. Government Obligations Risk -- U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit a Portfolio Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Portfolio Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from a Portfolio Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio Fund's derivative positions at times when the Portfolio Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. A Portfolio Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Convertible Securities Risk -- Certain Portfolio Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. A Portfolio Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio Fund's return.

  Non-Diversified Mutual Fund Risk -- If a Portfolio Fund is classified as "non-diversified," that Portfolio Fund will generally invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the non-diversified Portfolio Fund could affect the overall value of the Portfolio Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a non-diversified Portfolio Fund's value will likely be more volatile than the value of more diversified funds. A Portfolio Fund that is classified as non-diversified may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:   19.33%
Worst: 4th quarter 2008:  -19.26%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the S&P 500® Index, the Fund's primary benchmark for equity securities, the Barclays Capital U.S. Aggregate Bond Index, the Fund's primary benchmark for debt securities, the Lipper Flexible Portfolio Funds Index and a 50/50 Blended Benchmark. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity. The Lipper Flexible Portfolio Funds Index is an equal-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper, and shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The 50/50 Blended Benchmark was established by the Adviser to show how the Fund's performance compares to an equally weighted custom composite of the Fund's primary equity and primary debt benchmarks, the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index, respectively. The percentage of the Fund's assets allocated to underlying stock and bond Portfolio Funds will vary, and accordingly the composition of the Fund's portfolio will not always reflect the composition of the 50/50 Blended Benchmark.

Average Annual Total Returns Columbia Thermostat Fund (Columbia Thermostat Fund - Class Z)	1 Year	5 Years	Life of Share Class/Life of Fund
Class Z	17.58%	5.38%	7.84%
Class Z After Taxes on Distributions	17.22%	4.04%	6.57%
Class Z After Taxes on Distributions and Sales	11.82%	4.01%	6.26%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	7.44%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.03%
Lipper Flexible Portfolio Funds (reflects no deductions for taxes)	12.91%	4.75%	8.15%
50-50 S&P 500/Barclays Capital U.S. Aggregate Bond (reflects no deductions for fees, expenses or taxes)	11.29%	4.44%	6.56%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of March 31, 2011: 3.14%

(Columbia Acorn Fund - Class B) | Columbia Acorn Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn Fund		Class B (Columbia Acorn Fund - Class B)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	[1]	5.00%
[1]	This charge decreases over time. See About Class B Shares - Sales Charges and Commissions for details.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn Fund	Class B (Columbia Acorn Fund - Class B)
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.30%
Total annual Fund operating expenses	1.69%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn Fund - Class B)	672	833	1,118	1,833

Expense Example, No Redemption Columbia Acorn Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn Fund - Class B)	172	533	918	1,833

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  20.64%
Worst: 4th quarter 2008: -25.33%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2500 Index, the Fund's primary benchmark, the Standard & Poor's (S&P) 500® Index and the Russell 2000 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in small and mid-sized companies, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russe ll 2000 Index shows how the Fund's performance compares to a widely recognized broad based index of companies with somewhat lower capitalization than the Fund's primary benchmark.

Average Annual Total Returns Columbia Acorn Fund (Columbia Acorn Fund - Class B)	1 Year	5 Years	10 Years
Class B	19.81%	4.62%	8.28%
Class B After Taxes on Distributions	19.24%	3.93%	7.73%
Class B After Taxes on Distributions and Sales	13.62%	3.93%	7.26%
Russell 2500 Index (reflects no deductions for fees, expenses or taxes)	26.71%	4.86%	6.98%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of March 31, 2011: 5.38%

(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn Fund	Class Z (Columbia Acorn Fund - Class Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn Fund	Class Z (Columbia Acorn Fund - Class Z)
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.12%
Total annual Fund operating expenses	0.76%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia Acorn Fund - Class Z)	78	243	422	942

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  20.90%
Worst: 4th quarter 2008: -25.11%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2500 Index, the Fund's primary benchmark, the Standard & Poor's (S&P) 500® Index and the Russell 2000 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in small and mid-sized companies, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russe ll 2000 Index shows how the Fund's performance compares to a widely recognized broad based index of companies with somewhat lower capitalization than the Fund's primary benchmark.

Average Annual Total Returns Columbia Acorn Fund (Columbia Acorn Fund - Class Z)	1 Year	5 Years	10 Years
Class Z	26.00%	5.91%	9.40%
Class Z After Taxes on Distributions	25.44%	5.24%	8.84%
Class Z After Taxes on Distributions and Sales	17.60%	5.04%	8.26%
Russell 2500 Index (reflects no deductions for fees, expenses or taxes)	26.71%	4.86%	6.98%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of March 31, 2011: 5.66%

(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Acorn International - Classes A,C,I,R & R5) Columbia Acorn International	Class A		Class C		Class I	Class R	Class R5
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Acorn International - Classes A,C,I,R & R5) Columbia Acorn International	Class A	Class C	Class I	Class R	Class R5
Management fees	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	none	0.50%	none
Other expenses	0.33%	0.34%	0.16%	0.33%	0.21%
Total annual Fund operating expenses	1.35%	2.11%	0.93%	1.60%	0.98%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C, Class I, Class R or Class R5 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn International (Columbia Acorn International - Classes A,C,I,R & R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	705	978	1,272	2,105
Class C	314	661	1,134	2,441
Class I	95	296	515	1,143
Class R	163	505	871	1,900
Class R5	100	312	542	1,201

Expense Example, No Redemption Columbia Acorn International (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Columbia Acorn International - Classes A,C,I,R & R5)	214	661	1,134	2,441

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R and Class R5 shares have not commenced operations as of the date of this prospectus. Therefore performance information for these classes is not yet available. The average annual total return table includes the returns of Class A shares without deduction of applicable sales charges and the returns of Class Z shares, which are not offered in this prospectus. Class R shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges) and Class R5 shares would have annual returns substantially similar to those of Class Z shares, because each of the Fund's share classes is invested in the same portfolio of securities, and the returns of the share classes would differ only to the extent that their expenses differ. The returns shown for Class Z shares and Class A shares have not been adjusted to reflect any differences in expenses between Class R5 shares and Class Z shares or between Class R shares and Class A shares, respectively. If differences in expenses were reflected, the performance for Class R shares would be lower than the performance shown for Class A shares because Class R shares have higher expenses. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  33.20%
Worst: 3rd quarter 2008: -23.79%

Average Annual Total Return as of December 31, 2010

The Fund's returns are compared to the Standard & Poor's (S&P) Global Ex-U.S. Between  $500 Million and  $5 Billion® Index, the Fund's primary benchmark, the S&P Global Ex-U.S. SmallCap® Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Global Ex-U.S. Between  $500 Million and  $5 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid- and small-cap developed and emerging markets, excluding the United States. The S&P Global Ex-U.S. SmallCap® Index is an unmanaged index consisting of the bottom 20% of institutionally investable capital of developed and emerging countries, outside the United States. The performance of the S&P Global Ex-U.S. Small Cap® Index is provided to show how the Fund's performance compares to foreign market performance with a similar geographic distribution and wider market cap range than the Fund's primary benchmark. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Class Z shares - returns before taxes
 1 Year       5 Years      10 Years
 22.70%       9.60%         9.33%

Average Annual Total Returns Columbia Acorn International (Columbia Acorn International - Classes A,C,I,R & R5)	Inception Date	1 Year	5 Years	10 Years	Life of Share Class/Life of Fund
Class A Returns before taxes (without sales charges)		22.23%	9.22%	8.88%
Class A		15.21%	7.94%	8.24%
Class A After Taxes on Distributions		15.03%	7.27%	7.81%
Class A After Taxes on Distributions and Sales		10.40%	6.86%	7.28%
Class C		20.34%	8.38%	8.09%
Class I	Sep 27, 2010				9.50%
S&P Global Ex-U.S. Between $500 Million and $5 Billion Index (reflects no deductions for fees, expenses or taxes)		24.36%	8.19%	11.75%
S&P Global Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)		22.95%	7.29%	10.69%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		7.75%	2.46%	3.50%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

[1]	Year-to-date return as of March 31, 2011: 1.22%

(Columbia Acorn International - Class B) | Columbia Acorn International
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn International		Class B (Columbia Acorn International - Class B)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	5.00%
[1]	This charge decreases over time. See About Class B Shares - Sales Charges and Commissions for details.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn International	Class B (Columbia Acorn International - Class B)
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.44%
Total annual Fund operating expenses	1.96%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn International (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn International - Class B)	699	915	1,257	2,128

Expense Example, No Redemption Columbia Acorn International (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn International - Class B)	199	615	1,057	2,128

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  32.92%
Worst: 3rd quarter 2008: -23.87%

Average Annual Total Return as of December 31, 2010

The Fund's returns are compared to the Standard & Poor's (S&P) Global Ex-U.S. Between  $500 Million and  $5 Billion® Index, the Fund's primary benchmark, the S&P Global Ex-U.S. SmallCap® Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Global Ex-U.S. Between  $500 Million and  $5 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid- and small-cap developed and emerging markets, excluding the United States. The S&P Global Ex-U.S. SmallCap® Index is an unmanaged index consisting of the bottom 20% of institutionally investable capital of developed and emerging countries, outside the United States. The performance of the S&P Global Ex-U.S. Small Cap® Index is provided to show how the Fund's performance compares to foreign market performance w ith a similar geographic distribution and wider market cap range than the Fund's primary benchmark. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Average Annual Total Returns Columbia Acorn International (Columbia Acorn International - Class B)	1 Year	5 Years	10 Years
Class B	16.49%	8.25%	8.17%
Class B After Taxes on Distributions	16.51%	7.65%	7.83%
Class B After Taxes on Distributions and Sales	11.07%	7.18%	7.27%
S&P Global Ex-U.S. Between $500 Million and $5 Billion Index (reflects no deductions for fees, expenses or taxes)	24.36%	8.19%	11.75%
S&P Global Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)	22.95%	7.29%	10.69%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	7.75%	2.46%	3.50%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of March 31, 2011: 1.08%

(Columbia Acorn International - Class Z) | Columbia Acorn International
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn International	Class Z (Columbia Acorn International - Class Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn International	Class Z (Columbia Acorn International - Class Z)
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%
Total annual Fund operating expenses	0.98%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn International (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia Acorn International - Class Z)	100	312	542	1,201

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  33.30%
Worst: 3rd quarter 2008: -23.68%

Average Annual Total Return as of December 31, 2010

The Fund's returns are compared to the Standard & Poor's (S&P) Global Ex-U.S. Between  $500 Million and  $5 Billion® Index, the Fund's primary benchmark, the S&P Global Ex-U.S. SmallCap® Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Global Ex-U.S. Between  $500 Million and  $5 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid- and small-cap developed and emerging markets, excluding the United States. The S&P Global Ex-U.S. SmallCap® Index is an unmanaged index consisting of the bottom 20% of institutionally investable capital of developed and emerging countries, outside the United States. The performance of the S&P Global Ex-U.S. Small Cap® Index is provided to show how the Fund's performance compares to foreign market performance w ith a similar geographic distribution and wider market cap range than the Fund's primary benchmark. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Average Annual Total Returns Columbia Acorn International (Columbia Acorn International - Class Z)	1 Year	5 Years	10 Years
Class Z	22.70%	9.60%	9.33%
Class Z After Taxes on Distributions	22.40%	8.84%	8.81%
Class Z After Taxes on Distributions and Sales	15.42%	8.31%	8.24%
S&P Global Ex-U.S. Between $500 Million and $5 Billion Index (reflects no deductions for fees, expenses or taxes)	24.36%	8.19%	11.75%
S&P Global Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)	22.95%	7.29%	10.69%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	7.75%	2.46%	3.50%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of March 31, 2011: 1.30%

(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 14 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Acorn USA - Classes A,C & I) Columbia Acorn USA	Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Acorn USA - Classes A,C & I) Columbia Acorn USA	Class A	Class C	Class I
Management fees	0.86%	0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	none
Other expenses	0.19%	0.22%	0.09%
Total annual Fund operating expenses	1.30%	2.08%	0.95%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn USA (Columbia Acorn USA - Classes A,C & I) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	700	963	1,247	2,053
Class C	311	652	1,119	2,410
Class I	97	303	525	1,166

Expense Example, No Redemption Columbia Acorn USA (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Columbia Acorn USA - Classes A,C & I)	211	652	1,119	2,410

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:  23.37%
Worst: 4th quarter 2008: -27.99%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Average Annual Total Returns Columbia Acorn USA (Columbia Acorn USA - Classes A,C & I)	Inception Date	1 Year	5 Years	10 Years	Life of Share Class/Life of Fund
Class A		15.72%	1.97%	7.69%
Class A After Taxes on Distributions		15.72%	1.61%	7.39%
Class A After Taxes on Distributions and Sales		10.22%	1.66%	6.78%
Class C		20.83%	2.38%	7.54%
Class I	Sep 27, 2010				17.82%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		26.85%	4.47%	6.33%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

[1]	Year-to-date return as of March 31, 2011: 7.44%

(Columbia Acorn USA - Class B) | Columbia Acorn USA
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn USA		Class B (Columbia Acorn USA - Class B)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	[1]	5.00%
[1]	This charge decreases over time. See About Class B Shares - Sales Charges and Commissions for details.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn USA	Class B (Columbia Acorn USA - Class B)
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.37%
Total annual Fund operating expenses	1.98%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn USA (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn USA - Class B)	701	921	1,268	2,131

Expense Example, No Redemption Columbia Acorn USA (USD $)	1 Year	3 Years	5 Years	10 Years
Class B (Columbia Acorn USA - Class B)	201	621	1,068	2,131

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:  23.15%
Worst: 4th quarter 2008: -28.08%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Average Annual Total Returns Columbia Acorn USA (Columbia Acorn USA - Class B)	1 Year	5 Years	10 Years
Class B	16.96%	2.16%	7.62%
Class B After Taxes on Distributions	16.96%	1.77%	7.31%
Class B After Taxes on Distributions and Sales	11.03%	1.83%	6.72%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of March 31, 2011: 7.23%

(Columbia Acorn USA - Class Z) | Columbia Acorn USA
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Acorn USA	Class Z (Columbia Acorn USA - Class Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Acorn USA	Class Z (Columbia Acorn USA - Class Z)
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.15%
Total annual Fund operating expenses	1.01%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Columbia Acorn USA (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia Acorn USA - Class Z)	103	322	558	1,236

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:  23.55%
Worst: 4th quarter 2008: -27.96%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Average Annual Total Returns Columbia Acorn USA (Columbia Acorn USA - Class Z)	1 Year	5 Years	10 Years
Class Z	23.16%	3.48%	8.74%
Class Z After Taxes on Distributions	23.16%	3.12%	8.42%
Class Z After Taxes on Distributions and Sales	15.05%	2.96%	7.72%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of March 31, 2011: 7.53%

Shareholder Fees	0 Months Ended
	May 01, 2011
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[2]
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[2]
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Acorn Select - Class B) | Columbia Acorn Select | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[3]
(Columbia Acorn Select - Class Z) | Columbia Acorn Select | Class Z
Shareholder Fees:
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[2]
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Acorn International Select - Class B) | Columbia Acorn International Select | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[3]
(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[2]
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[3]
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[3]
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[2]
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class R5
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Acorn International - Class B) | Columbia Acorn International | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum Deferred Sales Charge (as a percentage of Offering Price)	5.00%	[3]
(Columbia Acorn International - Class Z) | Columbia Acorn International | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[2]
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Acorn USA - Class B) | Columbia Acorn USA | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[3]
(Columbia Acorn USA - Class Z) | Columbia Acorn USA | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none

[1]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
[3]	This charge decreases over time. See About Class B Shares - Sales Charges and Commissions for details.

Annual Fund Operating Expenses	0 Months Ended
	May 01, 2011
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class I
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%
Total annual Fund operating expenses	0.72%
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class A
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.18%
Total annual Fund operating expenses	1.07%
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class C
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%
Total annual Fund operating expenses	1.85%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class A
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%
Total annual Fund operating expenses	1.28%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class C
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%
Total annual Fund operating expenses	2.08%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class I
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%
Total annual Fund operating expenses	0.92%
(Columbia Acorn Select - Class B) | Columbia Acorn Select | Class B
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.36%
Total annual Fund operating expenses	1.93%
(Columbia Acorn Select - Class Z) | Columbia Acorn Select | Class Z
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.15%
Total annual Fund operating expenses	0.97%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class A
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.37%
Total annual Fund operating expenses	1.56%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class C
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.42%
Total annual Fund operating expenses	2.36%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class I
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.19%
Total annual Fund operating expenses	1.13%
(Columbia Acorn International Select - Class B) | Columbia Acorn International Select | Class B
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.55%
Total annual Fund operating expenses	2.24%
(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select | Class Z
Operating Expenses:
Management fees	0.94%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%
Total annual Fund operating expenses	1.16%
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Class A
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.38%
Acquired fund fees and expenses	0.79%
Total annual Fund operating expenses	1.52%
Fee waivers and/or reimbursements	(0.23%)	[1]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.29%	[1],[2]
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Class C
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.39%
Acquired fund fees and expenses	0.79%
Total annual Fund operating expenses	2.28%
Fee waivers and/or reimbursements	(0.24%)	[1]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	2.04%	[1],[2]
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | Class B
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.43%
Acquired fund fees and expenses	0.79%
Total annual Fund operating expenses	2.07%
Fee waivers and/or reimbursements	(0.28%)	[1]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.79%	[1],[2]
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | Class Z
Operating Expenses:
Management fees	0.10%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.27%
Acquired fund fees and expenses	0.79%
Total annual Fund operating expenses	1.16%
Fee waivers and/or reimbursements	(0.12%)	[1]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.04%	[1],[2]
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | Class B
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.30%
Total annual Fund operating expenses	1.69%
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | Class Z
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.12%
Total annual Fund operating expenses	0.76%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class A
Operating Expenses:
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.33%
Total annual Fund operating expenses	1.35%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class C
Operating Expenses:
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.34%
Total annual Fund operating expenses	2.11%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class I
Operating Expenses:
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.16%
Total annual Fund operating expenses	0.93%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class R
Operating Expenses:
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.33%
Total annual Fund operating expenses	1.60%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class R5
Operating Expenses:
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%
Total annual Fund operating expenses	0.98%
(Columbia Acorn International - Class B) | Columbia Acorn International | Class B
Operating Expenses:
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.44%
Total annual Fund operating expenses	1.96%
(Columbia Acorn International - Class Z) | Columbia Acorn International | Class Z
Operating Expenses:
Management fees	0.77%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%
Total annual Fund operating expenses	0.98%
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class A
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.19%
Total annual Fund operating expenses	1.30%
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class C
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%
Total annual Fund operating expenses	2.08%
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class I
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%
Total annual Fund operating expenses	0.95%
(Columbia Acorn USA - Class B) | Columbia Acorn USA | Class B
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.75%
Other expenses	0.37%
Total annual Fund operating expenses	1.98%
(Columbia Acorn USA - Class Z) | Columbia Acorn USA | Class Z
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.15%
Total annual Fund operating expenses	1.01%

[1]

Total annual Fund operating expenses include acquired fund (underlying Portfolio Fund) fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in Financial Highlights, which reflects only those expenses paid directly by the Fund.

[2]

Columbia Wanger Asset Management, LLC (the Adviser) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed the annual rate of 0.25% of the Fund's average daily net assets, through April 30, 2012. The figure shown here is the amount of expected waivers and/or reimbursements. This fee and expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Adviser.

Annual Total Returns	0 Months Ended
May 01, 2011
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class A
Bar Chart Table:
Annual Return 2001	5.56%
Annual Return 2002	(13.82%)
Annual Return 2003	44.85%
Annual Return 2004	21.05%
Annual Return 2005	12.76%
Annual Return 2006	14.13%
Annual Return 2007	7.39%
Annual Return 2008	(38.72%)
Annual Return 2009	39.26%
Annual Return 2010	25.61%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class A
Bar Chart Table:
Annual Return 2001	7.65%
Annual Return 2002	(8.17%)
Annual Return 2003	29.95%
Annual Return 2004	18.16%
Annual Return 2005	10.78%
Annual Return 2006	19.32%
Annual Return 2007	8.92%
Annual Return 2008	(49.31%)
Annual Return 2009	65.65%
Annual Return 2010	22.49%
(Columbia Acorn Select - Class B) | Columbia Acorn Select | Class B
Bar Chart Table:
Annual Return 2001	6.95%
Annual Return 2002	(8.77%)
Annual Return 2003	29.14%
Annual Return 2004	17.24%
Annual Return 2005	10.01%
Annual Return 2006	18.54%
Annual Return 2007	8.22%
Annual Return 2008	(49.62%)
Annual Return 2009	64.44%
Annual Return 2010	21.72%
(Columbia Acorn Select - Class Z) | Columbia Acorn Select | Class Z
Bar Chart Table:
Annual Return 2001	8.00%
Annual Return 2002	(7.81%)
Annual Return 2003	30.61%
Annual Return 2004	18.58%
Annual Return 2005	11.08%
Annual Return 2006	19.68%
Annual Return 2007	9.20%
Annual Return 2008	(49.18%)
Annual Return 2009	66.17%
Annual Return 2010	22.88%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class A
Bar Chart Table:
Annual Return 2001	(29.17%)
Annual Return 2002	(15.16%)
Annual Return 2003	41.11%
Annual Return 2004	23.76%
Annual Return 2005	15.60%
Annual Return 2006	35.97%
Annual Return 2007	21.50%
Annual Return 2008	(42.30%)
Annual Return 2009	31.01%
Annual Return 2010	21.41%
(Columbia Acorn International Select - Class B) | Columbia Acorn International Select | Class B
Bar Chart Table:
Annual Return 2001	(29.73%)
Annual Return 2002	(15.72%)
Annual Return 2003	40.08%
Annual Return 2004	22.95%
Annual Return 2005	14.97%
Annual Return 2006	35.00%
Annual Return 2007	20.69%
Annual Return 2008	(42.68%)
Annual Return 2009	30.19%
Annual Return 2010	20.63%
(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select | Class Z
Bar Chart Table:
Annual Return 2001	(29.05%)
Annual Return 2002	(14.89%)
Annual Return 2003	41.79%
Annual Return 2004	24.14%
Annual Return 2005	15.98%
Annual Return 2006	36.27%
Annual Return 2007	21.86%
Annual Return 2008	(42.10%)
Annual Return 2009	31.52%
Annual Return 2010	21.89%
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Class A
Bar Chart Table:
Annual Return 2004	8.92%
Annual Return 2005	5.25%
Annual Return 2006	10.56%
Annual Return 2007	8.19%
Annual Return 2008	(30.67%)
Annual Return 2009	31.98%
Annual Return 2010	17.28%
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | Class B
Bar Chart Table:
Annual Return 2004	8.27%
Annual Return 2005	4.56%
Annual Return 2006	9.91%
Annual Return 2007	7.71%
Annual Return 2008	(31.10%)
Annual Return 2009	31.37%
Annual Return 2010	16.64%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | Class Z
Bar Chart Table:
Annual Return 2003	19.79%
Annual Return 2004	9.17%
Annual Return 2005	5.50%
Annual Return 2006	10.86%
Annual Return 2007	8.49%
Annual Return 2008	(30.53%)
Annual Return 2009	32.29%
Annual Return 2010	17.58%
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | Class B
Bar Chart Table:
Annual Return 2001	4.92%
Annual Return 2002	(14.37%)
Annual Return 2003	43.89%
Annual Return 2004	20.15%
Annual Return 2005	11.98%
Annual Return 2006	13.43%
Annual Return 2007	6.76%
Annual Return 2008	(39.11%)
Annual Return 2009	38.37%
Annual Return 2010	24.81%
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | Class Z
Bar Chart Table:
Annual Return 2001	6.14%
Annual Return 2002	(13.31%)
Annual Return 2003	45.68%
Annual Return 2004	21.51%
Annual Return 2005	13.11%
Annual Return 2006	14.45%
Annual Return 2007	7.69%
Annual Return 2008	(38.55%)
Annual Return 2009	39.65%
Annual Return 2010	26.00%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class A
Bar Chart Table:
Annual Return 2001	(21.59%)
Annual Return 2002	(16.46%)
Annual Return 2003	46.94%
Annual Return 2004	28.91%
Annual Return 2005	21.42%
Annual Return 2006	34.16%
Annual Return 2007	16.90%
Annual Return 2008	(46.09%)
Annual Return 2009	50.40%
Annual Return 2010	22.23%
(Columbia Acorn International - Class B) | Columbia Acorn International | Class B
Bar Chart Table:
Annual Return 2001	(22.04%)
Annual Return 2002	(17.07%)
Annual Return 2003	46.06%
Annual Return 2004	27.91%
Annual Return 2005	20.57%
Annual Return 2006	33.26%
Annual Return 2007	16.25%
Annual Return 2008	(46.41%)
Annual Return 2009	49.36%
Annual Return 2010	21.49%
(Columbia Acorn International - Class Z) | Columbia Acorn International | Class Z
Bar Chart Table:
Annual Return 2001	(21.11%)
Annual Return 2002	(16.10%)
Annual Return 2003	47.80%
Annual Return 2004	29.47%
Annual Return 2005	21.81%
Annual Return 2006	34.53%
Annual Return 2007	17.28%
Annual Return 2008	(45.89%)
Annual Return 2009	50.97%
Annual Return 2010	22.70%
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class A
Bar Chart Table:
Annual Return 2001	18.65%
Annual Return 2002	(18.97%)
Annual Return 2003	46.26%
Annual Return 2004	20.12%
Annual Return 2005	12.68%
Annual Return 2006	7.95%
Annual Return 2007	3.18%
Annual Return 2008	(39.38%)
Annual Return 2009	41.07%
Annual Return 2010	22.78%
(Columbia Acorn USA - Class B) | Columbia Acorn USA | Class B
Bar Chart Table:
Annual Return 2001	17.92%
Annual Return 2002	(19.48%)
Annual Return 2003	45.32%
Annual Return 2004	19.26%
Annual Return 2005	11.84%
Annual Return 2006	7.29%
Annual Return 2007	2.53%
Annual Return 2008	(39.75%)
Annual Return 2009	40.12%
Annual Return 2010	21.96%
(Columbia Acorn USA - Class Z) | Columbia Acorn USA | Class Z
Bar Chart Table:
Annual Return 2001	19.25%
Annual Return 2002	(18.49%)
Annual Return 2003	47.13%
Annual Return 2004	20.62%
Annual Return 2005	12.98%
Annual Return 2006	8.28%
Annual Return 2007	3.46%
Annual Return 2008	(39.22%)
Annual Return 2009	41.49%
Annual Return 2010	23.16%

Average Annual Total Returns	0 Months Ended
May 01, 2011
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class I
Average Annual Return:
1 Year
5 Years
Life of Share Class/Life of Fund	15.94%
Inception Date	Sep 27, 2010
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class A
Average Annual Return:
1 Year	18.39%
5 Years	4.36%
10 Years	8.34%
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	17.87%
5 Years	3.71%
10 Years	7.80%
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.62%
5 Years	3.70%
10 Years	7.30%
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class C
Average Annual Return:
1 Year	23.63%
5 Years	4.78%
10 Years	8.17%
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.85%
5 Years	4.47%
10 Years	6.33%
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.71%
5 Years	4.86%
10 Years	6.98%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class A
Average Annual Return:
1 Year	15.45%
5 Years	4.73%
10 Years	7.80%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	15.45%
5 Years	4.50%
10 Years	7.59%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.04%
5 Years	4.06%
10 Years	6.87%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class C
Average Annual Return:
1 Year	20.55%
5 Years	5.12%
10 Years	7.62%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class I
Average Annual Return:
1 Year
Life of Share Class/Life of Fund	16.17%
Inception Date	Sep 27, 2010
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.64%
5 Years	5.73%
10 Years	7.16%
(Columbia Acorn Select - Class B) | Columbia Acorn Select | Class B
Average Annual Return:
1 Year	16.72%
5 Years	4.96%
10 Years	7.71%
(Columbia Acorn Select - Class B) | Columbia Acorn Select | Class B | After Taxes on Distributions
Average Annual Return:
1 Year	16.72%
5 Years	4.72%
10 Years	7.50%
(Columbia Acorn Select - Class B) | Columbia Acorn Select | Class B | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.87%
5 Years	4.26%
10 Years	6.80%
(Columbia Acorn Select - Class B) | Columbia Acorn Select | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Acorn Select - Class B) | Columbia Acorn Select | S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.64%
5 Years	5.73%
10 Years	7.16%
(Columbia Acorn Select - Class Z) | Columbia Acorn Select | Class Z
Average Annual Return:
1 Year	22.88%
5 Years	6.28%
10 Years	8.79%
(Columbia Acorn Select - Class Z) | Columbia Acorn Select | Class Z | After Taxes on Distributions
Average Annual Return:
1 Year	22.88%
5 Years	6.05%
10 Years	8.57%
(Columbia Acorn Select - Class Z) | Columbia Acorn Select | Class Z | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.87%
5 Years	5.41%
10 Years	7.78%
(Columbia Acorn Select - Class Z) | Columbia Acorn Select | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Acorn Select - Class Z) | Columbia Acorn Select | S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.64%
5 Years	5.73%
10 Years	7.16%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class A
Average Annual Return:
1 Year	14.43%
5 Years	7.40%
10 Years	5.66%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	14.31%
5 Years	7.14%
10 Years	5.53%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.71%
5 Years	6.46%
10 Years	5.01%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class C
Average Annual Return:
1 Year	19.45%
5 Years	7.81%
10 Years	5.49%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class I
Average Annual Return:
1 Year
5 Years
Life of Share Class/Life of Fund	8.50%
Inception Date	Sep 27, 2010
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | S&P Developed Ex-U.S. Between $2 Billion and $10 Billion Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	20.16%
5 Years	4.95%
10 Years	8.22%
(Columbia Acorn International Select - Class B) | Columbia Acorn International Select | Class B
Average Annual Return:
1 Year	15.63%
5 Years	7.67%
10 Years	5.57%
(Columbia Acorn International Select - Class B) | Columbia Acorn International Select | Class B | After Taxes on Distributions
Average Annual Return:
1 Year	15.60%
5 Years	7.45%
10 Years	5.48%
(Columbia Acorn International Select - Class B) | Columbia Acorn International Select | Class B | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.42%
5 Years	6.71%
10 Years	4.95%
(Columbia Acorn International Select - Class B) | Columbia Acorn International Select | MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
(Columbia Acorn International Select - Class B) | Columbia Acorn International Select | S&P Developed Ex-U.S. Between $2 Billion and $10 Billion Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	20.16%
5 Years	4.95%
10 Years	8.22%
(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select | Class Z
Average Annual Return:
1 Year	21.89%
5 Years	9.04%
10 Years	6.63%
(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select | Class Z | After Taxes on Distributions
Average Annual Return:
1 Year	21.70%
5 Years	8.72%
10 Years	6.47%
(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select | Class Z | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.62%
5 Years	7.89%
10 Years	5.87%
(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select | MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select | S&P Developed Ex-U.S. Between $2 Billion and $10 Billion Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	20.16%
5 Years	4.95%
10 Years	8.22%
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Class A
Average Annual Return:
1 Year	10.54%
5 Years	3.88%
Life of Share Class/Life of Fund	7.06%
Inception Date	Mar 3, 2003
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	10.27%
5 Years	2.68%
Life of Share Class/Life of Fund	5.84%
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.13%
5 Years	2.79%
Life of Share Class/Life of Fund	5.58%
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Class C
Average Annual Return:
1 Year	15.43%
5 Years	4.33%
Life of Share Class/Life of Fund	7.07%
Inception Date	Mar 3, 2003
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
Life of Share Class/Life of Fund	7.38%
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
Life of Share Class/Life of Fund	4.89%
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | 50-50 S&P 500/Barclays Capital U.S. Aggregate Bond (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	11.29%
5 Years	4.44%
Life of Share Class/Life of Fund	6.45%
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Lipper Flexible Portfolio Funds Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	12.91%
5 Years	4.75%
Life of Share Class/Life of Fund	8.22%
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | Class B
Average Annual Return:
1 Year	11.64%
5 Years	4.23%
Life of Share Class/Life of Fund	7.26%
Inception Date	Mar 3, 2003
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | Class B | After Taxes on Distributions
Average Annual Return:
1 Year	11.49%
5 Years	3.16%
Life of Share Class/Life of Fund	6.21%
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | Class B | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.72%
5 Years	3.16%
Life of Share Class/Life of Fund	5.87%
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
Life of Share Class/Life of Fund	7.38%
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
Life of Share Class/Life of Fund	4.89%
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | 50-50 S&P 500/Barclays Capital U.S. Aggregate Bond (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	11.29%
5 Years	4.44%
Life of Share Class/Life of Fund	6.45%
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | Lipper Flexible Portfolio Funds Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	12.91%
5 Years	4.75%
Life of Share Class/Life of Fund	8.22%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | Class Z
Average Annual Return:
1 Year	17.58%
5 Years	5.38%
Life of Share Class/Life of Fund	7.84%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | Class Z | After Taxes on Distributions
Average Annual Return:
1 Year	17.22%
5 Years	4.04%
Life of Share Class/Life of Fund	6.57%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | Class Z | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.82%
5 Years	4.01%
Life of Share Class/Life of Fund	6.26%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
Life of Share Class/Life of Fund	7.44%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
Life of Share Class/Life of Fund	5.03%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | 50-50 S&P 500/Barclays Capital U.S. Aggregate Bond (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	11.29%
5 Years	4.44%
Life of Share Class/Life of Fund	6.56%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | Lipper Flexible Portfolio Funds (reflects no deductions for taxes)
Average Annual Return:
1 Year	12.91%
5 Years	4.75%
Life of Share Class/Life of Fund	8.15%
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | Class B
Average Annual Return:
1 Year	19.81%
5 Years	4.62%
10 Years	8.28%
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | Class B | After Taxes on Distributions
Average Annual Return:
1 Year	19.24%
5 Years	3.93%
10 Years	7.73%
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | Class B | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.62%
5 Years	3.93%
10 Years	7.26%
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.85%
5 Years	4.47%
10 Years	6.33%
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.71%
5 Years	4.86%
10 Years	6.98%
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | Class Z
Average Annual Return:
1 Year	26.00%
5 Years	5.91%
10 Years	9.40%
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | Class Z | After Taxes on Distributions
Average Annual Return:
1 Year	25.44%
5 Years	5.24%
10 Years	8.84%
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | Class Z | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	17.60%
5 Years	5.04%
10 Years	8.26%
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.85%
5 Years	4.47%
10 Years	6.33%
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.71%
5 Years	4.86%
10 Years	6.98%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class A
Average Annual Return:
1 Year	15.21%
5 Years	7.94%
10 Years	8.24%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	15.03%
5 Years	7.27%
10 Years	7.81%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.40%
5 Years	6.86%
10 Years	7.28%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class A | Returns before taxes (without sales charges)
Average Annual Return:
1 Year	22.23%
5 Years	9.22%
10 Years	8.88%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class C
Average Annual Return:
1 Year	20.34%
5 Years	8.38%
10 Years	8.09%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class I
Average Annual Return:
1 Year
5 Years
Life of Share Class/Life of Fund	9.50%
Inception Date	Sep 27, 2010
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class R
Average Annual Return:
Inception Date	Sep 25, 2002
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | S&P Global Ex-U.S. Between $500 Million and $5 Billion Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	24.36%
5 Years	8.19%
10 Years	11.75%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | S&P Global Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	22.95%
5 Years	7.29%
10 Years	10.69%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
(Columbia Acorn International - Class B) | Columbia Acorn International | Class B
Average Annual Return:
1 Year	16.49%
5 Years	8.25%
10 Years	8.17%
(Columbia Acorn International - Class B) | Columbia Acorn International | Class B | After Taxes on Distributions
Average Annual Return:
1 Year	16.51%
5 Years	7.65%
10 Years	7.83%
(Columbia Acorn International - Class B) | Columbia Acorn International | Class B | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.07%
5 Years	7.18%
10 Years	7.27%
(Columbia Acorn International - Class B) | Columbia Acorn International | S&P Global Ex-U.S. Between $500 Million and $5 Billion Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	24.36%
5 Years	8.19%
10 Years	11.75%
(Columbia Acorn International - Class B) | Columbia Acorn International | S&P Global Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	22.95%
5 Years	7.29%
10 Years	10.69%
(Columbia Acorn International - Class B) | Columbia Acorn International | MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
(Columbia Acorn International - Class Z) | Columbia Acorn International | Class Z
Average Annual Return:
1 Year	22.70%
5 Years	9.60%
10 Years	9.33%
(Columbia Acorn International - Class Z) | Columbia Acorn International | Class Z | After Taxes on Distributions
Average Annual Return:
1 Year	22.40%
5 Years	8.84%
10 Years	8.81%
(Columbia Acorn International - Class Z) | Columbia Acorn International | Class Z | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	15.42%
5 Years	8.31%
10 Years	8.24%
(Columbia Acorn International - Class Z) | Columbia Acorn International | S&P Global Ex-U.S. Between $500 Million and $5 Billion Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	24.36%
5 Years	8.19%
10 Years	11.75%
(Columbia Acorn International - Class Z) | Columbia Acorn International | S&P Global Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	22.95%
5 Years	7.29%
10 Years	10.69%
(Columbia Acorn International - Class Z) | Columbia Acorn International | MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class A
Average Annual Return:
1 Year	15.72%
5 Years	1.97%
10 Years	7.69%
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	15.72%
5 Years	1.61%
10 Years	7.39%
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.22%
5 Years	1.66%
10 Years	6.78%
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class C
Average Annual Return:
1 Year	20.83%
5 Years	2.38%
10 Years	7.54%
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class I
Average Annual Return:
1 Year
5 Years
Life of Share Class/Life of Fund	17.82%
Inception Date	Sep 27, 2010
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.85%
5 Years	4.47%
10 Years	6.33%
(Columbia Acorn USA - Class B) | Columbia Acorn USA | Class B
Average Annual Return:
1 Year	16.96%
5 Years	2.16%
10 Years	7.62%
(Columbia Acorn USA - Class B) | Columbia Acorn USA | Class B | After Taxes on Distributions
Average Annual Return:
1 Year	16.96%
5 Years	1.77%
10 Years	7.31%
(Columbia Acorn USA - Class B) | Columbia Acorn USA | Class B | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.03%
5 Years	1.83%
10 Years	6.72%
(Columbia Acorn USA - Class B) | Columbia Acorn USA | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.85%
5 Years	4.47%
10 Years	6.33%
(Columbia Acorn USA - Class Z) | Columbia Acorn USA | Class Z
Average Annual Return:
1 Year	23.16%
5 Years	3.48%
10 Years	8.74%
(Columbia Acorn USA - Class Z) | Columbia Acorn USA | Class Z | After Taxes on Distributions
Average Annual Return:
1 Year	23.16%
5 Years	3.12%
10 Years	8.42%
(Columbia Acorn USA - Class Z) | Columbia Acorn USA | Class Z | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	15.05%
5 Years	2.96%
10 Years	7.72%
(Columbia Acorn USA - Class Z) | Columbia Acorn USA | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.85%
5 Years	4.47%
10 Years	6.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Columbia Acorn Trust
Central Index Key	dei_EntityCentralIndexKey	0000002110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[19]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  20.87%
Worst: 4th quarter 2008: -25.19%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 2500 Index, the Fund's primary benchmark, the Standard & Poor's (S&P) 500® Index and the Russell 2000 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in small and mid-sized companies, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russe ll 2000 Index shows how the Fund's performance compares to a widely recognized broad based index of companies with somewhat lower capitalization than the Fund's primary benchmark.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	15.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,806
Annual Return 2001	rr_AnnualReturn2001	5.56%
Annual Return 2002	rr_AnnualReturn2002	(13.82%)
Annual Return 2003	rr_AnnualReturn2003	44.85%
Annual Return 2004	rr_AnnualReturn2004	21.05%
Annual Return 2005	rr_AnnualReturn2005	12.76%
Annual Return 2006	rr_AnnualReturn2006	14.13%
Annual Return 2007	rr_AnnualReturn2007	7.39%
Annual Return 2008	rr_AnnualReturn2008	(38.72%)
Annual Return 2009	rr_AnnualReturn2009	39.26%
Annual Return 2010	rr_AnnualReturn2010	25.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 5.57%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.19%)
1 Year	rr_AverageAnnualReturnYear01	18.39%
5 Years	rr_AverageAnnualReturnYear05	4.36%
10 Years	rr_AverageAnnualReturnYear10	8.34%
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.87%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	7.80%
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05	3.70%
10 Years	rr_AverageAnnualReturnYear10	7.30%
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
1 Year	rr_AverageAnnualReturnYear01	23.63%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	8.17%
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
(Columbia Acorn Fund - Classes A,C & I) | Columbia Acorn Fund | Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	6.98%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under  $20 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $20 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions , particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[7]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  28.01%
Worst: 4th quarter 2008: -30.17%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) MidCap 400® Index, the Fund's primary benchmark, and the S&P 500® Index. The S&P MidCap 400® Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in companies with market capitalizations under  $20 billion at the time of investment, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,237
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,031
Annual Return 2001	rr_AnnualReturn2001	7.65%
Annual Return 2002	rr_AnnualReturn2002	(8.17%)
Annual Return 2003	rr_AnnualReturn2003	29.95%
Annual Return 2004	rr_AnnualReturn2004	18.16%
Annual Return 2005	rr_AnnualReturn2005	10.78%
Annual Return 2006	rr_AnnualReturn2006	19.32%
Annual Return 2007	rr_AnnualReturn2007	8.92%
Annual Return 2008	rr_AnnualReturn2008	(49.31%)
Annual Return 2009	rr_AnnualReturn2009	65.65%
Annual Return 2010	rr_AnnualReturn2010	22.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 0.89%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.17%)
1 Year	rr_AverageAnnualReturnYear01	15.45%
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	7.80%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.45%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	7.59%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.04%
5 Years	rr_AverageAnnualReturnYear05	4.06%
10 Years	rr_AverageAnnualReturnYear10	6.87%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
1 Year	rr_AverageAnnualReturnYear01	20.55%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	7.62%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
1 Year	rr_AverageAnnualReturnYear01
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	16.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Acorn Select - Classes A,C & I) | Columbia Acorn Select | S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.64%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	7.16%
(Columbia Acorn Select - Class B) | Columbia Acorn Select
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under  $20 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $20 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions , particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[6]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  27.78%
Worst: 4th quarter 2008: -30.26%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) MidCap 400® Index, the Fund's primary benchmark, and the S&P 500® Index. The S&P MidCap 400® Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in companies with market capitalizations under  $20 billion at the time of investment, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn Select - Class B) | Columbia Acorn Select | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,085
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,085
Annual Return 2001	rr_AnnualReturn2001	6.95%
Annual Return 2002	rr_AnnualReturn2002	(8.77%)
Annual Return 2003	rr_AnnualReturn2003	29.14%
Annual Return 2004	rr_AnnualReturn2004	17.24%
Annual Return 2005	rr_AnnualReturn2005	10.01%
Annual Return 2006	rr_AnnualReturn2006	18.54%
Annual Return 2007	rr_AnnualReturn2007	8.22%
Annual Return 2008	rr_AnnualReturn2008	(49.62%)
Annual Return 2009	rr_AnnualReturn2009	64.44%
Annual Return 2010	rr_AnnualReturn2010	21.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 0.73%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.26%)
1 Year	rr_AverageAnnualReturnYear01	16.72%
5 Years	rr_AverageAnnualReturnYear05	4.96%
10 Years	rr_AverageAnnualReturnYear10	7.71%
(Columbia Acorn Select - Class B) | Columbia Acorn Select | Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.72%
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	7.50%
(Columbia Acorn Select - Class B) | Columbia Acorn Select | Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.87%
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	6.80%
(Columbia Acorn Select - Class B) | Columbia Acorn Select | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Acorn Select - Class B) | Columbia Acorn Select | S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.64%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	7.16%
(Columbia Acorn Select - Class Z) | Columbia Acorn Select
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under  $20 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $20 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions , particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[8]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  28.11%
Worst: 4th quarter 2008: -30.14%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) MidCap 400® Index, the Fund's primary benchmark, and the S&P 500® Index. The S&P MidCap 400® Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in companies with market capitalizations under  $20 billion at the time of investment, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn Select - Class Z) | Columbia Acorn Select | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2001	rr_AnnualReturn2001	8.00%
Annual Return 2002	rr_AnnualReturn2002	(7.81%)
Annual Return 2003	rr_AnnualReturn2003	30.61%
Annual Return 2004	rr_AnnualReturn2004	18.58%
Annual Return 2005	rr_AnnualReturn2005	11.08%
Annual Return 2006	rr_AnnualReturn2006	19.68%
Annual Return 2007	rr_AnnualReturn2007	9.20%
Annual Return 2008	rr_AnnualReturn2008	(49.18%)
Annual Return 2009	rr_AnnualReturn2009	66.17%
Annual Return 2010	rr_AnnualReturn2010	22.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 0.97%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.14%)
1 Year	rr_AverageAnnualReturnYear01	22.88%
5 Years	rr_AverageAnnualReturnYear05	6.28%
10 Years	rr_AverageAnnualReturnYear10	8.79%
(Columbia Acorn Select - Class Z) | Columbia Acorn Select | Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.88%
5 Years	rr_AverageAnnualReturnYear05	6.05%
10 Years	rr_AverageAnnualReturnYear10	8.57%
(Columbia Acorn Select - Class Z) | Columbia Acorn Select | Class Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.87%
5 Years	rr_AverageAnnualReturnYear05	5.41%
10 Years	rr_AverageAnnualReturnYear10	7.78%
(Columbia Acorn Select - Class Z) | Columbia Acorn Select | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Acorn Select - Class Z) | Columbia Acorn Select | S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.64%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	7.16%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $25 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $25 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $25 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $25 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[13]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  23.32%
Worst: 3rd quarter 2008: -24.85%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index, the Fund's primary benchmark, and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid-cap developed market excluding the United States. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	725
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,376
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,325
Annual Return 2001	rr_AnnualReturn2001	(29.17%)
Annual Return 2002	rr_AnnualReturn2002	(15.16%)
Annual Return 2003	rr_AnnualReturn2003	41.11%
Annual Return 2004	rr_AnnualReturn2004	23.76%
Annual Return 2005	rr_AnnualReturn2005	15.60%
Annual Return 2006	rr_AnnualReturn2006	35.97%
Annual Return 2007	rr_AnnualReturn2007	21.50%
Annual Return 2008	rr_AnnualReturn2008	(42.30%)
Annual Return 2009	rr_AnnualReturn2009	31.01%
Annual Return 2010	rr_AnnualReturn2010	21.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 2.50%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.85%)
1 Year	rr_AverageAnnualReturnYear01	14.43%
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	5.66%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.31%
5 Years	rr_AverageAnnualReturnYear05	7.14%
10 Years	rr_AverageAnnualReturnYear10	5.53%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.71%
5 Years	rr_AverageAnnualReturnYear05	6.46%
10 Years	rr_AverageAnnualReturnYear10	5.01%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	736
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,260
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,696
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	736
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,696
1 Year	rr_AverageAnnualReturnYear01	19.45%
5 Years	rr_AverageAnnualReturnYear05	7.81%
10 Years	rr_AverageAnnualReturnYear10	5.49%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
(Columbia Acorn International Select - Classes A,C & I) | Columbia Acorn International Select | S&P Developed Ex-U.S. Between $2 Billion and $10 Billion Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.16%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	8.22%
(Columbia Acorn International Select - Class B) | Columbia Acorn International Select
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $25 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $25 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $25 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $25 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[12]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  23.09%
Worst: 3rd quarter 2008: -24.96%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index, the Fund's primary benchmark, and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid-cap developed market excluding the United States. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn International Select - Class B) | Columbia Acorn International Select | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.55%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	727
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,000
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,400
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,404
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,404
Annual Return 2001	rr_AnnualReturn2001	(29.73%)
Annual Return 2002	rr_AnnualReturn2002	(15.72%)
Annual Return 2003	rr_AnnualReturn2003	40.08%
Annual Return 2004	rr_AnnualReturn2004	22.95%
Annual Return 2005	rr_AnnualReturn2005	14.97%
Annual Return 2006	rr_AnnualReturn2006	35.00%
Annual Return 2007	rr_AnnualReturn2007	20.69%
Annual Return 2008	rr_AnnualReturn2008	(42.68%)
Annual Return 2009	rr_AnnualReturn2009	30.19%
Annual Return 2010	rr_AnnualReturn2010	20.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 2.36%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.96%)
1 Year	rr_AverageAnnualReturnYear01	15.63%
5 Years	rr_AverageAnnualReturnYear05	7.67%
10 Years	rr_AverageAnnualReturnYear10	5.57%
(Columbia Acorn International Select - Class B) | Columbia Acorn International Select | Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.60%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.48%
(Columbia Acorn International Select - Class B) | Columbia Acorn International Select | Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.42%
5 Years	rr_AverageAnnualReturnYear05	6.71%
10 Years	rr_AverageAnnualReturnYear10	4.95%
(Columbia Acorn International Select - Class B) | Columbia Acorn International Select | MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
(Columbia Acorn International Select - Class B) | Columbia Acorn International Select | S&P Developed Ex-U.S. Between $2 Billion and $10 Billion Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.16%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	8.22%
(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $25 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $25 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $25 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $25 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

The Fund takes advantage of the Adviser's research and stock-picking capabilities to invest in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[14]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  23.44%
Worst: 3rd quarter 2008: -24.76%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index, the Fund's primary benchmark, and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Developed Ex-U.S. Between  $2 Billion and  $10 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid-cap developed market excluding the United States. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Annual Return 2001	rr_AnnualReturn2001	(29.05%)
Annual Return 2002	rr_AnnualReturn2002	(14.89%)
Annual Return 2003	rr_AnnualReturn2003	41.79%
Annual Return 2004	rr_AnnualReturn2004	24.14%
Annual Return 2005	rr_AnnualReturn2005	15.98%
Annual Return 2006	rr_AnnualReturn2006	36.27%
Annual Return 2007	rr_AnnualReturn2007	21.86%
Annual Return 2008	rr_AnnualReturn2008	(42.10%)
Annual Return 2009	rr_AnnualReturn2009	31.52%
Annual Return 2010	rr_AnnualReturn2010	21.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 2.61%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.76%)
1 Year	rr_AverageAnnualReturnYear01	21.89%
5 Years	rr_AverageAnnualReturnYear05	9.04%
10 Years	rr_AverageAnnualReturnYear10	6.63%
(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select | Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.70%
5 Years	rr_AverageAnnualReturnYear05	8.72%
10 Years	rr_AverageAnnualReturnYear10	6.47%
(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select | Class Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.62%
5 Years	rr_AverageAnnualReturnYear05	7.89%
10 Years	rr_AverageAnnualReturnYear10	5.87%
(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select | MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
(Columbia Acorn International Select - Class Z) | Columbia Acorn International Select | S&P Developed Ex-U.S. Between $2 Billion and $10 Billion Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.16%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	8.22%
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 26 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing in other mutual funds. As a "fund of funds," under normal circumstances, the Fund allocates at least 95% of its net assets (stock/bond assets) among a selected group of stock and bond mutual funds (Portfolio Funds) according to the current level of Standard & Poor's (S&P) 500® Index. Generally, when the S&P 500® Index goes up in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), the Fund sells a portion of its stock funds and invests more in the bond funds and when the S&P 500® Index goes down in relation to the ranges, the Fund increases its investment in the stock funds. Under normal circumstances, the Fund may invest up to 5% of net assets plus any cash received that day in cash, high quality short-term paper and government securities.

Many asset allocation funds typically move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals, who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for the Fund are made according to a single predetermined rule. The temperature in your house is run by a single rule: your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because the Fund invests according to a pre-set program, there is no need for subjective day-to-day management. Although another successful asset allocation strategy might do better than the Fund, the Fund is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. The Fund takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. The Fund operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Adviser and the Fund's Board of Trustees. As described more fully below, the Adviser has the authority to review the structure and allocation ranges of the stock/bond allocation table and to make any changes considered appropriate.

The Adviser chooses the Portfolio Funds to provide participation in the major sectors of the stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. The Fund may be a good investment choice for you if you believe that the market may fluctuate in a trading range for many years, that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.

The Fund invests its stock/bond assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below.

Stock/Bond Allocation Table

	How the Fund will Invest the Stock/Bond Assets
Level of the S&P 500® Index	Stock Percentage	Bond Percentage
over 1750	10	90
over 1700-1750	15	85
over 1650-1700	20	80
over 1600-1650	25	75
over 1550-1600	30	70
over 1500-1550	35	65
over 1450-1500	40	60
over 1400-1450	45	55
over 1350-1400	50	50
over 1300-1350	55	45
over 1250-1300	60	40
over 1200-1250	65	35
over 1150-1200	70	30
over 1100-1150	75	25
over 1050-1100	80	20
over 1000-1050	85	15
1000 and under	90	10

When the S&P 500® Index moves into a new band on the table, the Fund promptly will rebalance the stock/bond mix to reflect the new S&P 500® Index price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the Fund's stock/bond mix, if the S&P 500® Index remains within the same band for a while, normal market fluctuations will change the values of the Fund's holdings of stock Portfolio Funds and bond Portfolio Funds. The Adviser will invest cash flows from sales (or redemptions) of Fund shares to bring the stock/bond mix back toward the allocation percentages for that S&P 500® In dex band. For example, if the S&P 500® Index is in the 1150-1200 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, the Adviser would invest new cash in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds). If the 31-day Rule is in effect, the Adviser will invest new cash at the stock/bond percentage allocation as of the latest rebalancing.

As an illustrative example, suppose the following:

Date	Level of the S&P 500® Index	How the Fund will invest the Stock/ Bond Assets

Nov. 1	We begin when the market is 1380	50% stocks, 50% bonds

Dec. 1	The S&P 500® goes to 1401	rebalance 45% stocks, 55% bonds

Dec. 6	The S&P 500® drops back to 1390	no reversal for 31 days

Jan. 2	The S&P 500® is at 1352	rebalance 50% stocks, 50% bonds

Jan. 20	The S&P 500® drops to 1349	rebalance 55% stocks, 45% bonds

The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.

Jan. 30	The S&P 500® goes up to 1355	no reversal for 31 days

Feb. 20	The S&P 500® is at 1360	rebalance 50% stocks, 50% bonds

The following table shows the seven stock Portfolio Funds and three bond Portfolio Funds that the Fund currently uses in its "fund of funds" structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. As described more fully below, the Adviser may substitute or add additional Portfolio Funds at any time, including funds introduced after the date of this prospectus. The allocation percentage within each stock/bond category is achieved by rebalancing the investments within the category whenever the S&P 500® Index moves into a new band on the allocation table, subject to the 31-day Rule described above. The Fund does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500® Index into a new band (or due to a change by the Adviser in the stock/bond allocation table to the Portfolio Funds or to the relative allocation among them). Until a subsequent rebalancing, the Fund's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among the Portfolio Funds in a manner that will reduce any deviation of the relative values of the Fund's holdings of the Funds from the allocation percentages shown below.

Allocation of Stock/Bond Assets Within Asset Classes

Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15
Columbia Acorn Select	Mid-cap growth	10
Columbia Marsico Growth Fund	Large-cap growth	15
Columbia Acorn International	Small/Mid-cap international growth	20
Columbia Dividend Income Fund	Large-cap value	20
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10
Columbia Contrarian Core Fund	Large-cap blend	10
Total		100

Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate-term bonds	50
Columbia Income Opportunities Fund	High-yield bonds	20
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	30
Total		100

The Adviser has the authority to review the Portfolio Funds and the relative stock/bond allocation percentages among them and to make any changes considered appropriate.

Each of the Portfolio Funds is currently managed by the Adviser or its affiliates. The Fund does not pay any sales load on its purchases of shares of the Portfolio Funds. On an annual basis, or on an "emergency" basis if necessary, the Adviser reviews the structure, allocation percentages and Portfolio Funds and makes any changes considered appropriate. The Adviser typically addresses the following questions:

  Should the stock/bond allocation table be revised (perhaps because the stock market has made a long-term move outside of the bands set forth above)?
  Should there be a change in the Portfolio Funds or should there be a change in the percentage allocations among the stock/bond funds (perhaps because of a change of portfolio managers, change of investment style, change in relative valuation or a reorganization of a Portfolio Fund)?

Any such changes by the Adviser are expected to be infrequent.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk -- The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk -- The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). In addition, because the expenses and costs of the underlying fund(s) are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the underlying fund(s). These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Adviser has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund's investments allocated to each underlying fund. If an underlying fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Portfolio Funds:

  Market Risk -- Market risk refers to the possibility that the market values of securities that a Portfolio Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio Fund. Accordingly, an investment in a Portfolio Fund could lose money over short or even long periods. The market values of the securities the Portfolio Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income a Portfolio Fund receives from it but will affect the value of the Portfolio Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. A Portfolio Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings. These securities tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments than higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Index Risk -- U.S. Treasury Index Fund's value will generally decline when the performance of its targeted index declines. Because U.S. Treasury Index Fund is designed to track an index before fees and expenses, U.S. Treasury Index Fund cannot purchase other securities that may help offset declines in its index. In addition, because U.S. Treasury Index Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, U.S. Treasury Index Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  U.S. Government Obligations Risk -- U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit a Portfolio Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Portfolio Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from a Portfolio Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio Fund's derivative positions at times when the Portfolio Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. A Portfolio Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Convertible Securities Risk -- Certain Portfolio Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. A Portfolio Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio Fund's return.

  Non-Diversified Mutual Fund Risk -- If a Portfolio Fund is classified as "non-diversified," that Portfolio Fund will generally invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the non-diversified Portfolio Fund could affect the overall value of the Portfolio Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a non-diversified Portfolio Fund's value will likely be more volatile than the value of more diversified funds. A Portfolio Fund that is classified as non-diversified may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- If a Portfolio Fund is classified as "non-diversified," that Portfolio Fund will generally invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the non-diversified Portfolio Fund could affect the overall value of the Portfolio Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a non-diversified Portfolio Fund's value will likely be more volatile than the value of more diversified funds. A Portfolio Fund that is classified as non-diversified may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[16]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  19.22%
Worst: 4th quarter 2008: -19.26%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the S&P 500® Index, the Fund's primary benchmark for equity securities, the Barclays Capital U.S. Aggregate Bond Index, the Fund's primary benchmark for debt securities, the Lipper Flexible Portfolio Funds Index and a 50/50 Blended Benchmark. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity. The Lipper Flexible Portfolio Funds Index is an equal-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper, and shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The 50/50 Blended Benchmark was established by the Adviser to show how the Fund's performance compares to an equally weighted custom composite of the Fund's primary equity and primary debt benchmarks, the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index, respectively. The percentage of the Fund's assets allocated to underlying stock and bond Portfolio Funds will vary, and accordingly the composition of the Fund's portfolio will not always reflect the composition of the 50/50 Blended Benchmark.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.52%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[5]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.29%	[1],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	699
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,006
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,336
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,265
Annual Return 2004	rr_AnnualReturn2004	8.92%
Annual Return 2005	rr_AnnualReturn2005	5.25%
Annual Return 2006	rr_AnnualReturn2006	10.56%
Annual Return 2007	rr_AnnualReturn2007	8.19%
Annual Return 2008	rr_AnnualReturn2008	(30.67%)
Annual Return 2009	rr_AnnualReturn2009	31.98%
Annual Return 2010	rr_AnnualReturn2010	17.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 3.02%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.26%)
1 Year	rr_AverageAnnualReturnYear01	10.54%
5 Years	rr_AverageAnnualReturnYear05	3.88%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	7.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2003
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.27%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	5.84%
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.13%
5 Years	rr_AverageAnnualReturnYear05	2.79%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	5.58%
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.28%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[5]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.04%	[1],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	689
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,198
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,597
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	689
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,198
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,597
1 Year	rr_AverageAnnualReturnYear01	15.43%
5 Years	rr_AverageAnnualReturnYear05	4.33%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2003
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	7.38%
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	4.89%
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | 50-50 S&P 500/Barclays Capital U.S. Aggregate Bond (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.29%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	6.45%
(Columbia Thermostat Fund - Classes A&C) | Columbia Thermostat Fund | Lipper Flexible Portfolio Funds Index (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.91%
5 Years	rr_AverageAnnualReturnYear05	4.75%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	8.22%
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing in other mutual funds. As a "fund of funds," under normal circumstances, the Fund allocates at least 95% of its net assets (stock/bond assets) among a selected group of stock and bond mutual funds (Portfolio Funds) according to the current level of Standard & Poor's (S&P) 500® Index. Generally, when the S&P 500® Index goes up in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), the Fund sells a portion of its stock funds and invests more in the bond funds and when the S&P 500® Index goes down in relation to the ranges, the Fund increases its investment in the stock funds. Under normal circumstances, the Fund may invest up to 5% of net assets plus any cash received that day in cash, high quality short-term paper and government securities.

Many asset allocation funds typically move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals, who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for the Fund are made according to a single predetermined rule. The temperature in your house is run by a single rule: your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because the Fund invests according to a pre-set program, there is no need for subjective day-to-day management. Although another successful asset allocation strategy might do better than the Fund, the Fund is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. The Fund takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. The Fund operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Adviser and the Fund's Board of Trustees. As described more fully below, the Adviser has the authority to review the structure and allocation ranges of the stock/bond allocation table and to make any changes considered appropriate.

The Adviser chooses the Portfolio Funds to provide participation in the major sectors of the stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. The Fund may be a good investment choice for you if you believe that the market may fluctuate in a trading range for many years, that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.

The Fund invests its stock/bond assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below.

Stock/Bond Allocation Table

	How the Fund will Invest the Stock/Bond Assets
Level of the S&P 500® Index	Stock Percentage	Bond Percentage
over 1750	10	90
over 1700-1750	15	85
over 1650-1700	20	80
over 1600-1650	25	75
over 1550-1600	30	70
over 1500-1550	35	65
over 1450-1500	40	60
over 1400-1450	45	55
over 1350-1400	50	50
over 1300-1350	55	45
over 1250-1300	60	40
over 1200-1250	65	35
over 1150-1200	70	30
over 1100-1150	75	25
over 1050-1100	80	20
over 1000-1050	85	15
1000 and under	90	10

When the S&P 500® Index moves into a new band on the table, the Fund promptly will rebalance the stock/bond mix to reflect the new S&P 500® Index price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the Fund's stock/bond mix, if the S&P 500® Index remains within the same band for a while, normal market fluctuations will change the values of the Fund's holdings of stock Portfolio Funds and bond Portfolio Funds. The Adviser will invest cash flows from sales (or redemptions) of Fund shares to bring the stock/bond mix back toward the allocation percentages for that S&P 500® In dex band. For example, if the S&P 500® Index is in the 1150-1200 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, the Adviser would invest new cash in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds). If the 31-day Rule is in effect, the Adviser will invest new cash at the stock/bond percentage allocation as of the latest rebalancing.

As an illustrative example, suppose the following:

Date	Level of the S&P 500® Index	How the Fund will invest the Stock/ Bond Assets

Nov. 1	We begin when the market is 1380	50% stocks, 50% bonds

Dec. 1	The S&P 500® goes to 1401	rebalance 45% stocks, 55% bonds

Dec. 6	The S&P 500® drops back to 1390	no reversal for 31 days

Jan. 2	The S&P 500® is at 1352	rebalance 50% stocks, 50% bonds

Jan. 20	The S&P 500® drops to 1349	rebalance 55% stocks, 45% bonds

The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.

Jan. 30	The S&P 500® goes up to 1355	no reversal for 31 days

Feb. 20	The S&P 500® is at 1360	rebalance 50% stocks, 50% bonds

The following table shows the seven stock Portfolio Funds and three bond Portfolio Funds that the Fund currently uses in its "fund of funds" structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. As described more fully below, the Adviser may substitute or add additional Portfolio Funds at any time, including funds introduced after the date of this prospectus. The allocation percentage within each stock/bond category is achieved by rebalancing the investments within the category whenever the S&P 500® Index moves into a new band on the allocation table, subject to the 31-day Rule described above. The Fund does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500® Index into a new band (or due to a change by the Adviser in the stock/bond allocation table to the Portfolio Funds or to the relative allocation among them). Until a subsequent rebalancing, the Fund's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among the Portfolio Funds in a manner that will reduce any deviation of the relative values of the Fund's holdings of the Funds from the allocation percentages shown below.

Allocation of Stock/Bond Assets Within Asset Classes

Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15
Columbia Acorn Select	Mid-cap growth	10
Columbia Marsico Growth Fund	Large-cap growth	15
Columbia Acorn International	Small/Mid-cap international growth	20
Columbia Dividend Income Fund	Large-cap value	20
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10
Columbia Contrarian Core Fund	Large-cap blend	10
Total		100

Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate-term bonds	50
Columbia Income Opportunities Fund	High-yield bonds	20
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	30
Total		100

The Adviser has the authority to review the Portfolio Funds and the relative stock/bond allocation percentages among them and to make any changes considered appropriate.

Each of the Portfolio Funds is currently managed by the Adviser or its affiliates. The Fund does not pay any sales load on its purchases of shares of the Portfolio Funds. On an annual basis, or on an "emergency" basis if necessary, the Adviser reviews the structure, allocation percentages and Portfolio Funds and makes any changes considered appropriate. The Adviser typically addresses the following questions:

  Should the stock/bond allocation table be revised (perhaps because the stock market has made a long-term move outside of the bands set forth above)?
  Should there be a change in the Portfolio Funds or should there be a change in the percentage allocations among the stock/bond funds (perhaps because of a change of portfolio managers, change of investment style, change in relative valuation or a reorganization of a Portfolio Fund)?

Any such changes by the Adviser are expected to be infrequent.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk -- The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk -- The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). In addition, because the expenses and costs of the underlying fund(s) are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the underlying fund(s). These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Adviser has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund's investments allocated to each underlying fund. If an underlying fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Portfolio Funds:

  Market Risk -- Market risk refers to the possibility that the market values of securities that a Portfolio Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio Fund. Accordingly, an investment in a Portfolio Fund could lose money over short or even long periods. The market values of the securities the Portfolio Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income a Portfolio Fund receives from it but will affect the value of the Portfolio Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. A Portfolio Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings. These securities tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments than higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Index Risk -- U.S. Treasury Index Fund's value will generally decline when the performance of its targeted index declines. Because U.S. Treasury Index Fund is designed to track an index before fees and expenses, U.S. Treasury Index Fund cannot purchase other securities that may help offset declines in its index. In addition, because U.S. Treasury Index Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, U.S. Treasury Index Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  U.S. Government Obligations Risk -- U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit a Portfolio Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Portfolio Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from a Portfolio Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio Fund's derivative positions at times when the Portfolio Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. A Portfolio Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Convertible Securities Risk -- Certain Portfolio Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. A Portfolio Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio Fund's return.

  Non-Diversified Mutual Fund Risk -- If a Portfolio Fund is classified as "non-diversified," that Portfolio Fund will generally invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the non-diversified Portfolio Fund could affect the overall value of the Portfolio Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a non-diversified Portfolio Fund's value will likely be more volatile than the value of more diversified funds. A Portfolio Fund that is classified as non-diversified may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- If a Portfolio Fund is classified as "non-diversified," that Portfolio Fund will generally invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the non-diversified Portfolio Fund could affect the overall value of the Portfolio Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a non-diversified Portfolio Fund's value will likely be more volatile than the value of more diversified funds. A Portfolio Fund that is classified as non-diversified may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[15]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  19.07%
Worst: 4th quarter 2008: -19.47%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the S&P 500® Index, the Fund's primary benchmark for equity securities, the Barclays Capital U.S. Aggregate Bond Index, the Fund's primary benchmark for debt securities, the Lipper Flexible Portfolio Funds Index and a 50/50 Blended Benchmark. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity. The Lipper Flexible Portfolio Funds Index is an equal-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper, and shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The 50/50 Blended Benchmark was established by the Adviser to show how the Fund's performance compares to an equally weighted custom composite of the Fund's primary equity and primary debt benchmarks, the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index, respectively. The percentage of the Fund's assets allocated to underlying stock and bond Portfolio Funds will vary, and accordingly the composition of the Fund's portfolio will not always reflect the composition of the 50/50 Blended Benchmark.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.07%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[5]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.79%	[1],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	922
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,237
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	622
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,237
Annual Return 2004	rr_AnnualReturn2004	8.27%
Annual Return 2005	rr_AnnualReturn2005	4.56%
Annual Return 2006	rr_AnnualReturn2006	9.91%
Annual Return 2007	rr_AnnualReturn2007	7.71%
Annual Return 2008	rr_AnnualReturn2008	(31.10%)
Annual Return 2009	rr_AnnualReturn2009	31.37%
Annual Return 2010	rr_AnnualReturn2010	16.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 2.93%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.47%)
1 Year	rr_AverageAnnualReturnYear01	11.64%
5 Years	rr_AverageAnnualReturnYear05	4.23%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	7.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2003
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.49%
5 Years	rr_AverageAnnualReturnYear05	3.16%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	6.21%
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	3.16%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	5.87%
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	7.38%
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	4.89%
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | 50-50 S&P 500/Barclays Capital U.S. Aggregate Bond (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.29%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	6.45%
(Columbia Thermostat Fund - Class B) | Columbia Thermostat Fund | Lipper Flexible Portfolio Funds Index (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.91%
5 Years	rr_AverageAnnualReturnYear05	4.75%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	8.22%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing in other mutual funds. As a "fund of funds," under normal circumstances, the Fund allocates at least 95% of its net assets (stock/bond assets) among a selected group of stock and bond mutual funds (Portfolio Funds) according to the current level of Standard & Poor's (S&P) 500® Index. Generally, when the S&P 500® Index goes up in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), the Fund sells a portion of its stock funds and invests more in the bond funds and when the S&P 500® Index goes down in relation to the ranges, the Fund increases its investment in the stock funds. Under normal circumstances, the Fund may invest up to 5% of net assets plus any cash received that day in cash, high quality short-term paper and government securities.

Many asset allocation funds typically move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals, who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for the Fund are made according to a single predetermined rule. The temperature in your house is run by a single rule: your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because the Fund invests according to a pre-set program, there is no need for subjective day-to-day management. Although another successful asset allocation strategy might do better than the Fund, the Fund is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. The Fund takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. The Fund operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Adviser and the Fund's Board of Trustees. As described more fully below, the Adviser has the authority to review the structure and allocation ranges of the stock/bond allocation table and to make any changes considered appropriate.

The Adviser chooses the Portfolio Funds to provide participation in the major sectors of the stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. The Fund may be a good investment choice for you if you believe that the market may fluctuate in a trading range for many years, that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.

The Fund invests its stock/bond assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below.

Stock/Bond Allocation Table

	How the Fund will Invest the Stock/Bond Assets
Level of the S&P 500® Index	Stock Percentage	Bond Percentage
over 1750	10	90
over 1700-1750	15	85
over 1650-1700	20	80
over 1600-1650	25	75
over 1550-1600	30	70
over 1500-1550	35	65
over 1450-1500	40	60
over 1400-1450	45	55
over 1350-1400	50	50
over 1300-1350	55	45
over 1250-1300	60	40
over 1200-1250	65	35
over 1150-1200	70	30
over 1100-1150	75	25
over 1050-1100	80	20
over 1000-1050	85	15
1000 and under	90	10

When the S&P 500® Index moves into a new band on the table, the Fund promptly will rebalance the stock/bond mix to reflect the new S&P 500® Index price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the Fund's stock/bond mix, if the S&P 500® Index remains within the same band for a while, normal market fluctuations will change the values of the Fund's holdings of stock Portfolio Funds and bond Portfolio Funds. The Adviser will invest cash flows from sales (or redemptions) of Fund shares to bring the stock/bond mix back toward the allocation percentages for that S&P 500® In dex band. For example, if the S&P 500® Index is in the 1150-1200 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, the Adviser would invest new cash in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds). If the 31-day Rule is in effect, the Adviser will invest new cash at the stock/bond percentage allocation as of the latest rebalancing.

As an illustrative example, suppose the following:

Date	Level of the S&P 500® Index	How the Fund will invest the Stock/ Bond Assets

Nov. 1	We begin when the market is 1380	50% stocks, 50% bonds

Dec. 1	The S&P 500® goes to 1401	rebalance 45% stocks, 55% bonds

Dec. 6	The S&P 500® drops back to 1390	no reversal for 31 days

Jan. 2	The S&P 500® is at 1352	rebalance 50% stocks, 50% bonds

Jan. 20	The S&P 500® drops to 1349	rebalance 55% stocks, 45% bonds

The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.

Jan. 30	The S&P 500® goes up to 1355	no reversal for 31 days

Feb. 20	The S&P 500® is at 1360	rebalance 50% stocks, 50% bonds

The following table shows the seven stock Portfolio Funds and three bond Portfolio Funds that the Fund currently uses in its "fund of funds" structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. As described more fully below, the Adviser may substitute or add additional Portfolio Funds at any time, including funds introduced after the date of this prospectus. The allocation percentage within each stock/bond category is achieved by rebalancing the investments within the category whenever the S&P 500® Index moves into a new band on the allocation table, subject to the 31-day Rule described above. The Fund does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500® Index into a new band (or due to a change by the Adviser in the stock/bond allocation table to the Portfolio Funds or to the relative allocation among them). Until a subsequent rebalancing, the Fund's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among the Portfolio Funds in a manner that will reduce any deviation of the relative values of the Fund's holdings of the Funds from the allocation percentages shown below.

Allocation of Stock/Bond Assets Within Asset Classes

Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15
Columbia Acorn Select	Mid-cap growth	10
Columbia Marsico Growth Fund	Large-cap growth	15
Columbia Acorn International	Small/Mid-cap international growth	20
Columbia Dividend Income Fund	Large-cap value	20
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10
Columbia Contrarian Core Fund	Large-cap blend	10
Total		100

Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate-term bonds	50
Columbia Income Opportunities Fund	High-yield bonds	20
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	30
Total		100

The Adviser has the authority to review the Portfolio Funds and the relative stock/bond allocation percentages among them and to make any changes considered appropriate.

Each of the Portfolio Funds is currently managed by the Adviser or its affiliates. The Fund does not pay any sales load on its purchases of shares of the Portfolio Funds. On an annual basis, or on an "emergency" basis if necessary, the Adviser reviews the structure, allocation percentages and Portfolio Funds and makes any changes considered appropriate. The Adviser typically addresses the following questions:

  Should the stock/bond allocation table be revised (perhaps because the stock market has made a long-term move outside of the bands set forth above)?
  Should there be a change in the Portfolio Funds or should there be a change in the percentage allocations among the stock/bond funds (perhaps because of a change of portfolio managers, change of investment style, change in relative valuation or a reorganization of a Portfolio Fund)?

Any such changes by the Adviser are expected to be infrequent.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk -- The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk -- The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). In addition, because the expenses and costs of the underlying fund(s) are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the underlying fund(s). These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Adviser has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund's investments allocated to each underlying fund. If an underlying fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Portfolio Funds:

  Market Risk -- Market risk refers to the possibility that the market values of securities that a Portfolio Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio Fund. Accordingly, an investment in a Portfolio Fund could lose money over short or even long periods. The market values of the securities the Portfolio Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income a Portfolio Fund receives from it but will affect the value of the Portfolio Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. A Portfolio Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings. These securities tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments than higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Index Risk -- U.S. Treasury Index Fund's value will generally decline when the performance of its targeted index declines. Because U.S. Treasury Index Fund is designed to track an index before fees and expenses, U.S. Treasury Index Fund cannot purchase other securities that may help offset declines in its index. In addition, because U.S. Treasury Index Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, U.S. Treasury Index Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  U.S. Government Obligations Risk -- U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit a Portfolio Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Portfolio Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from a Portfolio Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio Fund's derivative positions at times when the Portfolio Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. A Portfolio Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Convertible Securities Risk -- Certain Portfolio Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. A Portfolio Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio Fund's return.

  Non-Diversified Mutual Fund Risk -- If a Portfolio Fund is classified as "non-diversified," that Portfolio Fund will generally invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the non-diversified Portfolio Fund could affect the overall value of the Portfolio Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a non-diversified Portfolio Fund's value will likely be more volatile than the value of more diversified funds. A Portfolio Fund that is classified as non-diversified may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversified Mutual Fund Risk -- If a Portfolio Fund is classified as "non-diversified," that Portfolio Fund will generally invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the non-diversified Portfolio Fund could affect the overall value of the Portfolio Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a non-diversified Portfolio Fund's value will likely be more volatile than the value of more diversified funds. A Portfolio Fund that is classified as non-diversified may not operate as a non-diversified fund at all times.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[17]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:   19.33%
Worst: 4th quarter 2008:  -19.26%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the S&P 500® Index, the Fund's primary benchmark for equity securities, the Barclays Capital U.S. Aggregate Bond Index, the Fund's primary benchmark for debt securities, the Lipper Flexible Portfolio Funds Index and a 50/50 Blended Benchmark. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity. The Lipper Flexible Portfolio Funds Index is an equal-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper, and shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The 50/50 Blended Benchmark was established by the Adviser to show how the Fund's performance compares to an equally weighted custom composite of the Fund's primary equity and primary debt benchmarks, the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index, respectively. The percentage of the Fund's assets allocated to underlying stock and bond Portfolio Funds will vary, and accordingly the composition of the Fund's portfolio will not always reflect the composition of the 50/50 Blended Benchmark.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.16%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[5]
Total annual Fund operating expenses after the fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.04%	[1],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	357
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	627
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Annual Return 2003	rr_AnnualReturn2003	19.79%
Annual Return 2004	rr_AnnualReturn2004	9.17%
Annual Return 2005	rr_AnnualReturn2005	5.50%
Annual Return 2006	rr_AnnualReturn2006	10.86%
Annual Return 2007	rr_AnnualReturn2007	8.49%
Annual Return 2008	rr_AnnualReturn2008	(30.53%)
Annual Return 2009	rr_AnnualReturn2009	32.29%
Annual Return 2010	rr_AnnualReturn2010	17.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 3.14%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.26%)
1 Year	rr_AverageAnnualReturnYear01	17.58%
5 Years	rr_AverageAnnualReturnYear05	5.38%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	7.84%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.22%
5 Years	rr_AverageAnnualReturnYear05	4.04%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	6.57%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | Class Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	4.01%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	6.26%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	7.44%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	5.03%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | 50-50 S&P 500/Barclays Capital U.S. Aggregate Bond (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.29%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	6.56%
(Columbia Thermostat Fund - Class Z) | Columbia Thermostat Fund | Lipper Flexible Portfolio Funds (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.91%
5 Years	rr_AverageAnnualReturnYear05	4.75%
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	8.15%
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[18]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  20.64%
Worst: 4th quarter 2008: -25.33%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 2500 Index, the Fund's primary benchmark, the Standard & Poor's (S&P) 500® Index and the Russell 2000 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in small and mid-sized companies, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russe ll 2000 Index shows how the Fund's performance compares to a widely recognized broad based index of companies with somewhat lower capitalization than the Fund's primary benchmark.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	672
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	833
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,118
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,833
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	533
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	918
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,833
Annual Return 2001	rr_AnnualReturn2001	4.92%
Annual Return 2002	rr_AnnualReturn2002	(14.37%)
Annual Return 2003	rr_AnnualReturn2003	43.89%
Annual Return 2004	rr_AnnualReturn2004	20.15%
Annual Return 2005	rr_AnnualReturn2005	11.98%
Annual Return 2006	rr_AnnualReturn2006	13.43%
Annual Return 2007	rr_AnnualReturn2007	6.76%
Annual Return 2008	rr_AnnualReturn2008	(39.11%)
Annual Return 2009	rr_AnnualReturn2009	38.37%
Annual Return 2010	rr_AnnualReturn2010	24.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 5.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.33%)
1 Year	rr_AverageAnnualReturnYear01	19.81%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	8.28%
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.24%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	7.73%
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.62%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	7.26%
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
(Columbia Acorn Fund - Class B) | Columbia Acorn Fund | Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	6.98%
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[20]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  20.90%
Worst: 4th quarter 2008: -25.11%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 2500 Index, the Fund's primary benchmark, the Standard & Poor's (S&P) 500® Index and the Russell 2000 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in small and mid-sized companies, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russe ll 2000 Index shows how the Fund's performance compares to a widely recognized broad based index of companies with somewhat lower capitalization than the Fund's primary benchmark.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Annual Return 2001	rr_AnnualReturn2001	6.14%
Annual Return 2002	rr_AnnualReturn2002	(13.31%)
Annual Return 2003	rr_AnnualReturn2003	45.68%
Annual Return 2004	rr_AnnualReturn2004	21.51%
Annual Return 2005	rr_AnnualReturn2005	13.11%
Annual Return 2006	rr_AnnualReturn2006	14.45%
Annual Return 2007	rr_AnnualReturn2007	7.69%
Annual Return 2008	rr_AnnualReturn2008	(38.55%)
Annual Return 2009	rr_AnnualReturn2009	39.65%
Annual Return 2010	rr_AnnualReturn2010	26.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 5.66%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.11%)
1 Year	rr_AverageAnnualReturnYear01	26.00%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	9.40%
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.44%
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years	rr_AverageAnnualReturnYear10	8.84%
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | Class Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.60%
5 Years	rr_AverageAnnualReturnYear05	5.04%
10 Years	rr_AverageAnnualReturnYear10	8.26%
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
(Columbia Acorn Fund - Class Z) | Columbia Acorn Fund | Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	6.98%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C, Class I, Class R or Class R5 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R and Class R5 shares have not commenced operations as of the date of this prospectus. Therefore performance information for these classes is not yet available. The average annual total return table includes the returns of Class A shares without deduction of applicable sales charges and the returns of Class Z shares, which are not offered in this prospectus. Class R shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges) and Class R5 shares would have annual returns substantially similar to those of Class Z shares, because each of the Fund's share classes is invested in the same portfolio of securities, and the returns of the share classes would differ only to the extent that their expenses differ. The returns shown for Class Z shares and Class A shares have not been adjusted to reflect any differences in expenses between Class R5 shares and Class Z shares or between Class R shares and Class A shares, respectively. If differences in expenses were reflected, the performance for Class R shares would be lower than the performance shown for Class A shares because Class R shares have higher expenses. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[10]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  33.20%
Worst: 3rd quarter 2008: -23.79%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund's returns are compared to the Standard & Poor's (S&P) Global Ex-U.S. Between  $500 Million and  $5 Billion® Index, the Fund's primary benchmark, the S&P Global Ex-U.S. SmallCap® Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Global Ex-U.S. Between  $500 Million and  $5 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid- and small-cap developed and emerging markets, excluding the United States. The S&P Global Ex-U.S. SmallCap® Index is an unmanaged index consisting of the bottom 20% of institutionally investable capital of developed and emerging countries, outside the United States. The performance of the S&P Global Ex-U.S. Small Cap® Index is provided to show how the Fund's performance compares to foreign market performance with a similar geographic distribution and wider market cap range than the Fund's primary benchmark. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Class Z shares - returns before taxes
 1 Year       5 Years      10 Years
 22.70%       9.60%         9.33%

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	978
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,272
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Annual Return 2001	rr_AnnualReturn2001	(21.59%)
Annual Return 2002	rr_AnnualReturn2002	(16.46%)
Annual Return 2003	rr_AnnualReturn2003	46.94%
Annual Return 2004	rr_AnnualReturn2004	28.91%
Annual Return 2005	rr_AnnualReturn2005	21.42%
Annual Return 2006	rr_AnnualReturn2006	34.16%
Annual Return 2007	rr_AnnualReturn2007	16.90%
Annual Return 2008	rr_AnnualReturn2008	(46.09%)
Annual Return 2009	rr_AnnualReturn2009	50.40%
Annual Return 2010	rr_AnnualReturn2010	22.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 1.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.79%)
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	7.94%
10 Years	rr_AverageAnnualReturnYear10	8.24%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.03%
5 Years	rr_AverageAnnualReturnYear05	7.27%
10 Years	rr_AverageAnnualReturnYear10	7.81%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.40%
5 Years	rr_AverageAnnualReturnYear05	6.86%
10 Years	rr_AverageAnnualReturnYear10	7.28%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class A | Returns before taxes (without sales charges)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.23%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	8.88%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	314
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	661
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,134
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	661
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,134
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,441
1 Year	rr_AverageAnnualReturnYear01	20.34%
5 Years	rr_AverageAnnualReturnYear05	8.38%
10 Years	rr_AverageAnnualReturnYear10	8.09%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	9.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,900
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 25, 2002
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | S&P Global Ex-U.S. Between $500 Million and $5 Billion Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.36%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	11.75%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | S&P Global Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.95%
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	10.69%
(Columbia Acorn International - Classes A,C,I,R & R5) | Columbia Acorn International | MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
(Columbia Acorn International - Class B) | Columbia Acorn International
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	TThe Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[9]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  32.92%
Worst: 3rd quarter 2008: -23.87%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund's returns are compared to the Standard & Poor's (S&P) Global Ex-U.S. Between  $500 Million and  $5 Billion® Index, the Fund's primary benchmark, the S&P Global Ex-U.S. SmallCap® Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Global Ex-U.S. Between  $500 Million and  $5 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid- and small-cap developed and emerging markets, excluding the United States. The S&P Global Ex-U.S. SmallCap® Index is an unmanaged index consisting of the bottom 20% of institutionally investable capital of developed and emerging countries, outside the United States. The performance of the S&P Global Ex-U.S. Small Cap® Index is provided to show how the Fund's performance compares to foreign market performance w ith a similar geographic distribution and wider market cap range than the Fund's primary benchmark. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn International - Class B) | Columbia Acorn International | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	699
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	915
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,257
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,128
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,128
Annual Return 2001	rr_AnnualReturn2001	(22.04%)
Annual Return 2002	rr_AnnualReturn2002	(17.07%)
Annual Return 2003	rr_AnnualReturn2003	46.06%
Annual Return 2004	rr_AnnualReturn2004	27.91%
Annual Return 2005	rr_AnnualReturn2005	20.57%
Annual Return 2006	rr_AnnualReturn2006	33.26%
Annual Return 2007	rr_AnnualReturn2007	16.25%
Annual Return 2008	rr_AnnualReturn2008	(46.41%)
Annual Return 2009	rr_AnnualReturn2009	49.36%
Annual Return 2010	rr_AnnualReturn2010	21.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 1.08%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.87%)
1 Year	rr_AverageAnnualReturnYear01	16.49%
5 Years	rr_AverageAnnualReturnYear05	8.25%
10 Years	rr_AverageAnnualReturnYear10	8.17%
(Columbia Acorn International - Class B) | Columbia Acorn International | Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.51%
5 Years	rr_AverageAnnualReturnYear05	7.65%
10 Years	rr_AverageAnnualReturnYear10	7.83%
(Columbia Acorn International - Class B) | Columbia Acorn International | Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.07%
5 Years	rr_AverageAnnualReturnYear05	7.18%
10 Years	rr_AverageAnnualReturnYear10	7.27%
(Columbia Acorn International - Class B) | Columbia Acorn International | S&P Global Ex-U.S. Between $500 Million and $5 Billion Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.36%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	11.75%
(Columbia Acorn International - Class B) | Columbia Acorn International | S&P Global Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.95%
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	10.69%
(Columbia Acorn International - Class B) | Columbia Acorn International | MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
(Columbia Acorn International - Class Z) | Columbia Acorn International
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[11]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  33.30%
Worst: 3rd quarter 2008: -23.68%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund's returns are compared to the Standard & Poor's (S&P) Global Ex-U.S. Between  $500 Million and  $5 Billion® Index, the Fund's primary benchmark, the S&P Global Ex-U.S. SmallCap® Index and the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (Net). The S&P Global Ex-U.S. Between  $500 Million and  $5 Billion® Index is a subset of the broad market selected by the index sponsor that represents the mid- and small-cap developed and emerging markets, excluding the United States. The S&P Global Ex-U.S. SmallCap® Index is an unmanaged index consisting of the bottom 20% of institutionally investable capital of developed and emerging countries, outside the United States. The performance of the S&P Global Ex-U.S. Small Cap® Index is provided to show how the Fund's performance compares to foreign market performance w ith a similar geographic distribution and wider market cap range than the Fund's primary benchmark. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn International - Class Z) | Columbia Acorn International | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2001	rr_AnnualReturn2001	(21.11%)
Annual Return 2002	rr_AnnualReturn2002	(16.10%)
Annual Return 2003	rr_AnnualReturn2003	47.80%
Annual Return 2004	rr_AnnualReturn2004	29.47%
Annual Return 2005	rr_AnnualReturn2005	21.81%
Annual Return 2006	rr_AnnualReturn2006	34.53%
Annual Return 2007	rr_AnnualReturn2007	17.28%
Annual Return 2008	rr_AnnualReturn2008	(45.89%)
Annual Return 2009	rr_AnnualReturn2009	50.97%
Annual Return 2010	rr_AnnualReturn2010	22.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 1.30%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.68%)
1 Year	rr_AverageAnnualReturnYear01	22.70%
5 Years	rr_AverageAnnualReturnYear05	9.60%
10 Years	rr_AverageAnnualReturnYear10	9.33%
(Columbia Acorn International - Class Z) | Columbia Acorn International | Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.40%
5 Years	rr_AverageAnnualReturnYear05	8.84%
10 Years	rr_AverageAnnualReturnYear10	8.81%
(Columbia Acorn International - Class Z) | Columbia Acorn International | Class Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.42%
5 Years	rr_AverageAnnualReturnYear05	8.31%
10 Years	rr_AverageAnnualReturnYear10	8.24%
(Columbia Acorn International - Class Z) | Columbia Acorn International | S&P Global Ex-U.S. Between $500 Million and $5 Billion Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.36%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	11.75%
(Columbia Acorn International - Class Z) | Columbia Acorn International | S&P Global Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.95%
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	10.69%
(Columbia Acorn International - Class Z) | Columbia Acorn International | MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 14 of this prospectus and in the Purchase, Redemption and Pricing of Shares section of the Fund's Statement of Additional Information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia funds within the Columbia family of mutual funds.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class C or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[22]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:  23.37%
Worst: 4th quarter 2008: -27.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	963
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,053
Annual Return 2001	rr_AnnualReturn2001	18.65%
Annual Return 2002	rr_AnnualReturn2002	(18.97%)
Annual Return 2003	rr_AnnualReturn2003	46.26%
Annual Return 2004	rr_AnnualReturn2004	20.12%
Annual Return 2005	rr_AnnualReturn2005	12.68%
Annual Return 2006	rr_AnnualReturn2006	7.95%
Annual Return 2007	rr_AnnualReturn2007	3.18%
Annual Return 2008	rr_AnnualReturn2008	(39.38%)
Annual Return 2009	rr_AnnualReturn2009	41.07%
Annual Return 2010	rr_AnnualReturn2010	22.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 7.44%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.99%)
1 Year	rr_AverageAnnualReturnYear01	15.72%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	7.69%
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.72%
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	7.39%
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.22%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	6.78%
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
1 Year	rr_AverageAnnualReturnYear01	20.83%
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	7.54%
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Life of Share Class/Life of Fund	rr_AverageAnnualReturnSinceInception	17.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
(Columbia Acorn USA - Classes A,C & I) | Columbia Acorn USA | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
(Columbia Acorn USA - Class B) | Columbia Acorn USA
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[21]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class B shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:  23.15%
Worst: 4th quarter 2008: -28.08%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn USA - Class B) | Columbia Acorn USA | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	701
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	921
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,268
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,131
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	621
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,131
Annual Return 2001	rr_AnnualReturn2001	17.92%
Annual Return 2002	rr_AnnualReturn2002	(19.48%)
Annual Return 2003	rr_AnnualReturn2003	45.32%
Annual Return 2004	rr_AnnualReturn2004	19.26%
Annual Return 2005	rr_AnnualReturn2005	11.84%
Annual Return 2006	rr_AnnualReturn2006	7.29%
Annual Return 2007	rr_AnnualReturn2007	2.53%
Annual Return 2008	rr_AnnualReturn2008	(39.75%)
Annual Return 2009	rr_AnnualReturn2009	40.12%
Annual Return 2010	rr_AnnualReturn2010	21.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 7.23%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.08%)
1 Year	rr_AverageAnnualReturnYear01	16.96%
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	7.62%
(Columbia Acorn USA - Class B) | Columbia Acorn USA | Class B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.96%
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	7.31%
(Columbia Acorn USA - Class B) | Columbia Acorn USA | Class B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.03%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	6.72%
(Columbia Acorn USA - Class B) | Columbia Acorn USA | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
(Columbia Acorn USA - Class Z) | Columbia Acorn USA
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under  $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed  $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above  $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under  $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Adviser), believes that stocks of companies with market capitalizations under  $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Adviser typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Adviser believes is reasonable relative to the assets and earning power of the company.

The Adviser may sell a portfolio holding if the security reaches the Adviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Adviser believes other securities are more attractive. The Adviser also may sell a portfolio holding to fund redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[23]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:  23.55%
Worst: 4th quarter 2008: -27.96%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Acorn USA - Class Z) | Columbia Acorn USA | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Annual Return 2001	rr_AnnualReturn2001	19.25%
Annual Return 2002	rr_AnnualReturn2002	(18.49%)
Annual Return 2003	rr_AnnualReturn2003	47.13%
Annual Return 2004	rr_AnnualReturn2004	20.62%
Annual Return 2005	rr_AnnualReturn2005	12.98%
Annual Return 2006	rr_AnnualReturn2006	8.28%
Annual Return 2007	rr_AnnualReturn2007	3.46%
Annual Return 2008	rr_AnnualReturn2008	(39.22%)
Annual Return 2009	rr_AnnualReturn2009	41.49%
Annual Return 2010	rr_AnnualReturn2010	23.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 7.53%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.96%)
1 Year	rr_AverageAnnualReturnYear01	23.16%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	8.74%
(Columbia Acorn USA - Class Z) | Columbia Acorn USA | Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.16%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	8.42%
(Columbia Acorn USA - Class Z) | Columbia Acorn USA | Class Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.05%
5 Years	rr_AverageAnnualReturnYear05	2.96%
10 Years	rr_AverageAnnualReturnYear10	7.72%
(Columbia Acorn USA - Class Z) | Columbia Acorn USA | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
[1]

Columbia Wanger Asset Management, LLC (the Adviser) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed the annual rate of 0.25% of the Fund's average daily net assets, through April 30, 2012. The figure shown here is the amount of expected waivers and/or reimbursements. This fee and expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Adviser.

[2]

Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
[4]	This charge decreases over time. See About Class B Shares - Sales Charges and Commissions for details.
[5]

Total annual Fund operating expenses include acquired fund (underlying Portfolio Fund) fees and expenses. As a result, the amount shown is higher than the ratio of expenses to average net assets included in Financial Highlights, which reflects only those expenses paid directly by the Fund.

[6]	Year-to-date return as of March 31, 2011: 0.73%
[7]	Year-to-date return as of March 31, 2011: 0.89%
[8]	Year-to-date return as of March 31, 2011: 0.97%
[9]	Year-to-date return as of March 31, 2011: 1.08%
[10]	Year-to-date return as of March 31, 2011: 1.22%
[11]	Year-to-date return as of March 31, 2011: 1.30%
[12]	Year-to-date return as of March 31, 2011: 2.36%
[13]	Year-to-date return as of March 31, 2011: 2.50%
[14]	Year-to-date return as of March 31, 2011: 2.61%
[15]	Year-to-date return as of March 31, 2011: 2.93%
[16]	Year-to-date return as of March 31, 2011: 3.02%
[17]	Year-to-date return as of March 31, 2011: 3.14%
[18]	Year-to-date return as of March 31, 2011: 5.38%
[19]	Year-to-date return as of March 31, 2011: 5.57%
[20]	Year-to-date return as of March 31, 2011: 5.66%
[21]	Year-to-date return as of March 31, 2011: 7.23%
[22]	Year-to-date return as of March 31, 2011: 7.44%
[23]	Year-to-date return as of March 31, 2011: 7.53%